As filed with the Securities and Exchange Commission on April 30, 2009

File No. 333-79865

File No. 811-09371

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 11

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 12

Southern Farm Bureau Life Variable Account

(Exact Name of Registrant)

Southern Farm Bureau Life Insurance Company

(Name of Depositor)

1401 Livingston Lane

Jackson, Mississippi 39213

1-601-981-7422

(Address and Telephone Number of Principal Executive Office)

Joseph A. Purvis, Esquire

1401 Livingston Lane

Jackson, Mississippi 39213

(Name and Address of Agent for Service of Process)

Copy to:

Ann B. Furman, Esq.

Jorden Burt LLP

Suite 400 East

1025 Thomas Jefferson St., N. W.

Washington, D. C. 20007-5208

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b) of Rule 485;

☒  on May 1, 2009 pursuant to paragraph (b) of Rule 485;

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485;

☐  on (date) pursuant to paragraph (a)(1) of Rule 485.

Securities being offered: Flexible Premium Deferred Variable Annuity Contracts

Southern Farm Bureau Life Variable Account

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED

VARIABLE ANNUITY CONTRACT

PROSPECTUS

May 1, 2009

Southern Farm Bureau Life Insurance Company (the “Company”) is offering the individual flexible premium deferred variable annuity contract (the “Contract”) described in this Prospectus. The Company sells the Contract to individuals and to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract (“you” or “your”) may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Southern Farm Bureau Life Variable Account (the “Account”), each of which invests in one of the following Investment Options:

T. Rowe Price Equity Series, Inc.

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Personal Strategy Balanced Portfolio

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price Prime Reserve Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund—Class 1

Franklin Small Cap Value Securities Fund—Class 1

Franklin Small-Mid Cap Growth Securities Fund—Class 1

Mutual Shares Securities Fund—Class 1

Templeton Global Bond Securities Fund—Class 1

(“Templeton Global Income Securities Fund—Class 1” prior to May 1, 2009)

Franklin Rising Dividends Securities Fund—Class 1

Fidelity® Variable Insurance Products Funds

Fidelity VIP Growth Portfolio—Initial Class

Fidelity VIP High Income Portfolio—Initial Class

Fidelity VIP Overseas Portfolio—Initial Class

Fidelity VIP Contrafund® Portfolio—Initial Class

Fidelity VIP Index 500 Portfolio—Initial Class

Fidelity VIP Mid Cap Portfolio—Initial Class

Fidelity VIP Disciplined Small Cap Portfolio—Initial Class

Fidelity VIP Dynamic Capital Appreciation Portfolio—Initial Class

Fidelity VIP Equity-Income Portfolio—Initial Class

Fidelity VIP Investment Grade Bond Portfolio—Initial Class

Fidelity VIP Value Strategies Portfolio—Initial Class

The accompanying Prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract’s Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.

The T. Rowe Price Mid-Cap Growth Subaccount, which invests in the T. Rowe Price Mid-Cap Growth Portfolio, is not available for investment (allocation of premium payments and transfers of Accumulated Value) to any Owner whose Contract was issued on or after May 1, 2004. Owners whose Contracts were issued prior to May 1, 2004 may allocate premium payments and transfer Accumulated Value from the other Subaccounts and the Declared Interest Option to the T. Rowe Price Mid-Cap Growth Subaccount and transfer Accumulated Value from the T. Rowe Price Mid-Cap Growth Subaccount to the other Subaccounts and the Declared Interest Option.

Please note that the Contracts and Investment Options are not bank deposits; are not federally insured; are not guaranteed to achieve their goals; and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information (SAI), dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC). The SAI is incorporated herein by reference as a matter of law, which means it is legally part of the Prospectus. The table of contents of the SAI appears on the last page of this Prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

The Securities and Exchange Commission has not approved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Issued By

Southern Farm Bureau Life Insurance Company

1401 Livingston Lane

Jackson, Mississippi 39213

1-866-288-2172

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The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

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DEFINITIONS

Account: Southern Farm Bureau Life Variable Account.

Accumulated Value: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

Administrative Office: The Company’s Administrative Office is located at 1401 Livingston Lane, Jackson, Mississippi 39213; mailing address P. O. Box 140, Jackson, Mississippi 39205-0140; telephone number 1-866-288-2172.

Annuitant: The person or persons whose life (or lives) determines the annuity benefits payable under the Contract and whose death determines the death benefit.

Beneficiary: The person(s) to whom the Company pays the proceeds on the death of the Annuitant.

Business Day: Each day that the New York Stock Exchange is open for trading, except: (1) any local or regional business holidays designated in this Prospectus; (2) any period when the SEC determines that an emergency exists which makes it impracticable for a Fund to dispose of its securities or to fairly determine the value of its net assets; or (3) such other periods as the SEC may permit for the protection of security holders of a Fund. Assets are valued at the close of the Business Day (3:00 p.m. Central time).

The Code: The Internal Revenue Code of 1986, as amended.

The Company (“we”, “us” or “our”): Southern Farm Bureau Life Insurance Company.

Contract: The individual flexible premium deferred variable annuity contract we offer and describe in this Prospectus, which term includes the Contract described in this Prospectus, any endorsement or additional benefit riders or agreements, the Contract application and any supplemental applications.

Contract Anniversary: The same date in each Contract Year as the Contract Date.

Contract Date: The date the Company issues the Contract, which is within two Business Days from the date the Company receives a properly completed application and the initial premium at the Administrative Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

Contract Year: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

Declared Interest Option: An investment option under the Contract funded by the Company’s General Account. It is not part of, nor dependent upon, the investment performance of the Account.

Due Proof of Death: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

(a) a certified copy of the death certificate;

(b) a certified copy of a court decree reciting a finding of death;

(c) the Beneficiary’s statement of election;

(d) a copy of the Beneficiary’s Form W-9; or

(e) any other proof satisfactory to the Company.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified management investment company in which the Account invests.

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General Account: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

Investment Option: A Fund, or a separate series or investment portfolio of a Fund, in which a Subaccount invests.

Net Accumulated Value: The Accumulated Value less any applicable surrender charge.

Non-Qualified Contract: A Contract that is not a Qualified Contract.

Owner (“you” or “your”): The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

Qualified Contract: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 403(b), 408 or 408A of the Code.

Retirement Date: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

Subaccount: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

Valuation Period: The period that starts at the close of business (3:00 p.m. Central Time) on one Business Day and ends at the close of business on the next succeeding Business Day.

Written Notice: A written request or notice signed by the Owner on a form satisfactory to the Company which the Company receives at our Administrative Office.

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FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option. State premium taxes may also be deducted.

Owner Transaction Expenses	Guaranteed Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(1)	7%	7%
Transfer Processing Fee(2)	$25	$25

(1) The surrender charge is only assessed during the first seven Contract Years. The surrender charge declines to 0% in the eighth Contract Year. In no event will the total surrender charges assessed under a Contract exceed 8.5% of the total premiums paid under that Contract. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value on your most recent Contract Anniversary without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

(2) We waive the transfer processing fee for the first twelve transfers during a Contract Year. However, we reserve the right to assess a charge of $25 for the thirteenth and each subsequent transfer during a Contract Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

Periodic Charges	Guaranteed Maximum Charge	Current Charge
Annual Administrative Charge(3)	$45	$30
Separate Account Annual Expenses (as a percentage of average variable accumulated value)
Mortality and Expense Risk Charge	1.40%	1.40%
Total Separate Account Annual Expenses	1.40%	1.40%

(3) We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.

The next table shows the minimum and maximum total operating expenses charged by any of the Investment Options that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Option’s fees and expenses is contained in the prospectus for each Investment Option.

Annual Investment Option Operating Expenses
(expenses that are deducted from Investment Option assets)(4)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees and other expenses)	0.10%	1.04%

(4) The above expenses for the Investment Options were provided by the Investment Options as of the fiscal year ended December 31, 2008. We have not independently verified the accuracy of the information.

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Examples

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees and Investment Option fees and expenses.

Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses table absent any contractual or voluntary fee waiver or reimbursement arrangement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$992	$1,381	$1,775	$3,032

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a five year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$481	$846	$1,439	$3,032

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3 or 5:

1 Year	3 Years	5 Years	10 Years
$276	$846	$1,439	$3,032

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses table absent any contractual or voluntary fee waiver or reimbursement arrangement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$904	$1,111	$1,313	$2,062

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a five year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$389	$561	$961	$2,062

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3 or 5:

1 Year	3 Years	5 Years	10 Years
$182	$561	$961	$2,062

(1) Selection of an annuity payment period with a duration greater than five years would result in a lower one year expense figure. Alternatively, selection of an annuity payment period with a duration of less than five years may result in higher one, three and five year expense figures.

For information concerning compensation paid for the sale of the Contracts, see “DISTRIBUTION OF THE CONTRACTS”.

Condensed Financial Information

Please refer to APPENDIX A for accumulation unit information for each Subaccount.

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SUMMARY OF THE CONTRACT

Issuance of a Contract. The Contract is an individual flexible premium deferred variable annuity contract with a maximum age of 80 for Annuitants on the Contract Date (see “DESCRIPTION OF ANNUITY CONTRACT—Issuance of a Contract”). “See DISTRIBUTION OF THE CONTRACTS” for information on compensation of persons selling the Contracts. The Contracts are:

•                  “flexible premium” because you do not have to pay premiums according to a fixed schedule, and

•                  “variable” because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

Free-Look Period. You have the right to return the Contract within 10 days after you receive it (or a longer period if required by the state where your Contract is issued) (see “DESCRIPTION OF ANNUITY CONTRACT—Free-Look Period”). If you return the Contract, it will become void and you will receive the greater of:

•                  premiums paid, or

•                  the Accumulated Value on the date the Company receives the returned Contract at our Administrative Office, plus administrative charges and any other charges deducted under the Contract.

Premiums. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain qualified plans.) You may make subsequent premium payments (minimum $50 each) at any time. (See “DESCRIPTION OF ANNUITY CONTRACT—Premiums.”)

Allocation of Premiums. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums”). However, if your Contract was issued on or after May 1, 2004, you may not allocate premiums to the T. Rowe Price Mid-Cap Growth Subaccount.

•                  The Company will allocate the initial premium to the T. Rowe Price Prime Reserve Subaccount for 10 days from the Contract Date.

•                  At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

•                  Amounts allocated to the Declared Interest Option earn interest at a guaranteed annual rate of at least 3%.

Transfers. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Transfer Privilege”). However, if your Contract was issued on or after May 1, 2004, you may not transfer monies to the T. Rowe Price Mid-Cap Growth Subaccount.

•                  The minimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

•                  Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

•                  The Company waives fees for the first twelve transfers during a Contract Year.

•                  The Company reserves the right to assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.

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Partial Withdrawal. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Partial Withdrawals”). Certain partial withdrawals may be subject to a surrender charge (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

Surrender. You may surrender your Contract upon Written Notice on or before the Retirement Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Surrender”). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

CHARGES AND DEDUCTIONS

Your Contract will be assessed the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender”). We deduct this charge from the amount surrendered.

Contract Year in which Withdrawal Occurs	Charge as a Percentage of Amount Withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 and after	0%

We may apply a surrender charge to any withdrawal taken during the first Contract Year. In each Contract Year after the first Contract Year, you may withdraw up to 10% of the Accumulated Value on your most recent Contract Anniversary without incurring a surrender charge. If you subsequently surrender your Contract during the Contract Year, we will apply a surrender charge to any partial withdrawals you’ve taken. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

We reserve the right to waive the surrender charge as provided in the Contract. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Waiver of Surrender Charge.”)

Annual Administrative Charge. We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see “CHARGES AND DEDUCTIONS—Annual Administrative Charge”). (This charge is guaranteed not to exceed $45.) We currently waive this charge:

•                  in the first Contract Year with an initial premium payment of $50,000 or greater, or

•                  if the Net Accumulated Value is $50,000 or greater on your Contract Anniversary.

We may terminate this waiver at any time.

Transfer Processing Fee. We reserve the right to assess a $25 fee for the 13th and each subsequent transfer in a Contract Year.

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Mortality and Expense Risk Charge. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.40% (approximately 1.01% for mortality risk and 0.39% for expense risk) (see “CHARGES AND DEDUCTIONS—Mortality and Expense Risk Charge”).

Investment Option Expenses. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 5 titled “Annual Investment Option Operating Expenses” lists the maximum and minimum fees and expenses for the most recent fiscal year.

Risk of An Increase in Current Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Contract in force.

ANNUITY PROVISIONS

On your Retirement Date, you may choose to have the Net Accumulated Value distributed to you as follows:

•                  under a payment option (see “PAYMENT OPTIONS”), or

•                  in a lump sum.

FEDERAL TAX MATTERS

The Contract’s earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. (See “FEDERAL TAX MATTERS.”)

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

Southern Farm Bureau Life Insurance Company

The Company was incorporated on October 30, 1946 as a stock life insurance company in the State of Mississippi and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 13 jurisdictions: the states of Alabama, Arkansas, Florida, Georgia, Kentucky, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee, Texas and Virginia; and the Commonwealth of Puerto Rico. The Company has primary responsibility for administration of the Contracts and the Account. The Company’s Administrative Office is located at 1401 Livingston Lane, Jackson, Mississippi 39213.

Southern Farm Bureau Life Variable Account

On May 17, 1999, we established the Account pursuant to the laws of the State of Mississippi. The Account:

•                  will receive and invest premiums paid to it under the Contract;

•                  will receive and invest premiums for other variable annuity contracts we issue;

•                  meets the definition of a “separate account” under the federal securities laws;

•                  is registered with the SEC as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

We own the Account’s assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The income, gains, and losses, whether or not realized, for the assets allocated to the Account are, in accordance with the Contract, credited to or charged against

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the Account without regard to other income, gains, or losses of the Company. The Account’s assets are available to cover the general liabilities of the Company only to the extent that the Account’s assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.

Investment Options

There are currently 23 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. While you may be invested in all Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may only be directed to a maximum of 10 Investment Options, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other mutual fund portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other mutual fund portfolio has the same investment adviser, investment sub-adviser or manager.

We have summarized below the investment objectives and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objectives. The prospectuses for the Investment Options should be read carefully before you make a decision to invest in a Subaccount. Additional information, including a description of risks and expenses, about the Investment Options can be found in the current prospectuses for the Investment Options, which accompany this Prospectus.

T. Rowe Price Equity Series, Inc. T. Rowe Price Associates, Inc. serves as the investment adviser to the following Investment Options.

Investment Option	Investment Objective and Principal Investments
T. Rowe Price Equity Income Portfolio	•

This Investment Option seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. The Investment Option will normally invest at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

T. Rowe Price Mid-Cap Growth Portfolio	•

This Investment Option seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The Investment Option will normally invest at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the adviser expects to grow at a faster rate than the average company.

T. Rowe Price Personal Strategy Balanced Portfolio	•

This Investment Option seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The Investment Option pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds, and 10% money market securities. The Investment Option will invest at least 25% of total assets in senior fixed-income securities.

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Investment Option	Investment Objective and Principal Investments
T. Rowe Price Blue Chip Growth Portfolio	•

This Investment Option seeks to provide long-term capital growth. Income is a secondary objective. The Investment Option will normally invest at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies.

T. Rowe Price Fixed Income Series, Inc. T. Rowe Price Associates, Inc. serves as the investment adviser to the following Investment Options.

Investment Option	Investment Objective and Principal Investments
T. Rowe Price Limited-Term Bond Portfolio	•

This Investment Option seeks a high level of income consistent with moderate fluctuations in principal value. The Investment Option normally invests at least 80% of its net assets in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities purchased, but the Investment Option’s average effective maturity will not exceed five years.

T. Rowe Price Prime Reserve Portfolio	•

This Investment Option seeks preservation of capital and liquidity and, consistent with these, the highest possible current income. This Investment Option invests in high-quality U.S. dollar-denominated money market securities. An investment in the T. Rowe Price Prime Reserve Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Investment Option will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of the Prime Reserve Subaccount may also become extremely low and possibly negative.

Fidelity Variable Insurance Products Funds. Fidelity Management & Research Company serves as the investment adviser to the following Investment Options.

Investment Option	Investment Objective and Principal Investments
Fidelity VIP Growth Portfolio (Initial Class)	•

This Investment Option seeks capital appreciation, normally investing primarily in common stocks, investing in companies the adviser believes have above-average growth potential, and investing in domestic and foreign issuers.

Fidelity VIP High Income Portfolio (Initial Class)	•

This Investment Option seeks a high level of current income, while also considering growth of capital, normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, potentially investing in non-income producing securities, including defaulted securities and common stocks, investing in companies in troubled or uncertain financial condition, and investing in domestic and foreign issuers.

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Investment Option	Investment Objective and Principal Investments
Fidelity VIP Overseas Portfolio (Initial Class)	•

This Investment Option seeks long-term growth of capital, normally investing at least 80% of assets in non-U.S. securities, normally investing primarily in common stocks, and allocating investments across different countries and regions.

Fidelity VIP Contrafund® Portfolio (Initial Class)	•

This Investment Option seeks long-term capital appreciation, normally investing primarily in common stocks, investing in securities of companies whose value the adviser believes is not fully recognized by the public, investing in domestic and foreign issuers, allocating the Investment Option’s assets across different market sectors, and investing in either growth stocks or value stocks or both.

Fidelity VIP Index 500 Portfolio (Initial Class)	•

This Investment Option seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500, normally investing at least 80% of assets in common stocks included in the S&P 500, and lending securities to earn income.

Fidelity VIP Mid Cap Portfolio (Initial Class)	•

This Investment Option seeks long-term growth of capital, normally investing primarily in common stocks, normally investing at least 80% of assets in securities of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Index or the S&P MidCap 400 Index), potentially investing in companies with smaller or larger market capitalizations, investing in domestic and foreign issuers, and investing in either growth stocks or value stocks or both.

Fidelity VIP Disciplined Small Cap Portfolio (Initial Class)	•

This Investment Option seeks capital appreciation, normally investing primarily in common stocks, normally investing at least 80% of assets in securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index or the S&P SmallCap 600 Index), investing in domestic and foreign issuers, and investing in either growth stocks or value stocks or both.

Fidelity VIP Dynamic Capital Appreciation Portfolio (Initial Class)	•

This Investment Option seeks capital appreciation, normally investing primarily in common stocks, investing in domestic and foreign issuers, and investing in either growth stocks or value stocks or both.

Fidelity VIP Equity-Income Portfolio (Initial Class)	•

This Investment Option seeks reasonable income, and will also consider the potential for capital appreciation, with a goal of achieving a yield which exceeds the composite yield on the securities comprising the S&P 500 Index. The Investment Option normally invests at least 80% of assets in equity securities, normally investing primarily in income-producing equity securities, potentially investing in other types of equity securities and debt securities, including lower-quality debt securities, and investing in domestic and foreign issuers.

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Investment Option	Investment Objective and Principal Investments
Fidelity VIP Investment Grade Bond Portfolio (Initial Class)	•

This Investment Option seeks as high a level of current income as is consistent with the preservation of capital. The Investment Option normally invests at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities, managing the fund to have similar overall interest rate risk to the Barclays Capital U.S. Aggregate Bond Index, allocating assets across different market sectors and maturities, investing in domestic and foreign issuers, and potentially investing in lower-quality debt securities.

Fidelity VIP Value Strategies Portfolio (Initial Class)	•

This Investment Option seeks capital appreciation, normally investing primarily in common stocks, investing in securities of companies the adviser believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential, focusing investments in medium-sized companies (but also may invest substantially in larger or smaller companies), and investing in domestic and foreign issuers.

Franklin Templeton Variable Insurance Products Trust.

Investment Option	Investment Objective and Principal Investments
Franklin Income Securities Fund (Class 1)	•

This Investment Option seeks to maximize income while maintaining prospects for capital appreciation. The Investment Option normally invests in both equity and debt securities. The Investment Option seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the adviser believes are attractive.

Franklin Advisers, Inc. serves as the investment adviser to the Investment Option.

Franklin Small Cap Value Securities Fund (Class 1)	•

This Investment Option seeks long-term total return. The Investment Option normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities.

Franklin Advisory Services, LLC serves as the investment adviser to the Investment Option.

Franklin Small-Mid Cap Growth Securities Fund (Class 1)	•

This Investment Option seeks long-term capital growth. The Investment Option normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.

Franklin Advisers, Inc. serves as the investment adviser to the Investment Option.

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Investment Option	Investment Objective and Principal Investments
Mutual Shares Securities Fund (Class 1)	•

This Investment Option seeks capital appreciation, with income as a secondary goal. The Investment Option normally invests primarily in U.S. and foreign equity securities that the adviser believes are undervalued. The Investment Option also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Franklin Mutual Advisers, LLC serves as the investment adviser to the Investment Option.

Templeton Global Bond Securities Fund (Class 1) (“Templeton Global Income Securities Fund (Class 1)” prior to May 1, 2009)	•

This Investment Option seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Investment Option normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures. The Investment Option may invest a portion of its total assets in bonds rated below investment grade and a significant portion of its assets in foreign securities.

Franklin Advisers, Inc. serves as the investment adviser to the Investment Option.

Franklin Rising Dividends Securities Fund (Class 1)	•

This Investment Option seeks long-term capital appreciation, with preservation of capital as an important consideration. The Investment Option normally invests at least 80% of its net assets in investments of companies that have paid rising dividends, and normally invests predominantly in equity securities.

Franklin Advisory Services, LLC serves as the investment adviser to the Investment Option.

The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account’s investment in that Fund. (See the Fund prospectuses for more detail.)

Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are

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different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Contract Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

In the event of any such substitution, deletion or change, we may make appropriate changes in the Contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

•     operate the Account as a management investment company under the 1940 Act,

•     deregister the Account under the 1940 Act in the event such registration is no longer required, or

•     combine the Account with our other separate accounts.

In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

Issuance of a Contract

You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of Southern Farm Bureau Fund Distributor, Inc. (“SFB Fund Distributor”), the distributor and principal underwriter of the Contracts, a broker-dealer having a selling agreement with SFB Fund Distributor or a broker-dealer having a selling agreement with such broker-dealer. Your Contract Date will be within two Business Days from the date we receive your properly completed application and initial premium at our Administrative Office. The Company sells the Contract to individuals and to retirement plans that qualify for special federal tax treatment under the Code. For Contracts issued in the state of Texas, Owners must be members of Texas Farm Bureau. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We apply a maximum issue age of 80 to Annuitants on the Contract Date.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Administrative Office on a timely basis. Transaction requests received on the day after Thanksgiving and any other Company holiday when the New York Stock Exchange is open for trading will be processed using the unit values of those days notwithstanding that the Administrative Office will be closed although the Company mailroom and the New York Stock Exchange will be open.

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Premiums

The minimum initial premium amount the Company will accept is $1,000 and is due on or before the Contract Date. (We may waive the minimum initial premium amount for certain qualified plans.) You may make minimum subsequent premium payments of at least $50 or more at any time during the Annuitant’s lifetime and before the Retirement Date. We reserve the right to limit the number and amount of subsequent premium payments.

You may elect to receive a premium reminder notice based on an annual, semi-annual or quarterly payment, for which you may change the amount and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. You should forward all premium payments to our Administrative Office.

If you pay premiums by check, they must be drawn on a U. S. bank in U. S. dollars and made payable to the Company. We will not accept money orders or checks from your registered representative’s office. We will not accept starter, travelers or third party checks if they fail to meet our administrative requirements. We will accept premiums by wire or by exchange from another insurance company.

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

Free-Look Period

We provide for an initial “free-look” period during which time you have the right to return the Contract within 10 days after you receive it (or longer where required by law). If you return the Contract, it will become void and you will receive the greater of:

•    premiums paid, or

•    the Accumulated Value on the date we receive the returned Contract at our Administrative Office, plus administrative charges and any other charges deducted from the Account.

Allocation of Premiums

Upon receipt at our Administrative Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Prime Reserve Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Administrative Office before 3:00 p.m. Central Time. If received on or after 3:00 p.m. Central Time, we deem receipt to occur on the following Business Day.

If your application is not properly completed, we reserve the right to retain your initial premium for up to five Business Days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

You may be invested in all Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (You must invest a minimum of 10% in each Investment Option. All percentages must be in whole numbers.) If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

•    We will allocate the initial premium to the Prime Reserve Subaccount for 10 days after the Contract Date.

•    At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

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•    We will allocate subsequent premiums in the same manner at the end of the Valuation Period when we receive them at our Administrative Office, unless the allocation percentages are changed. We must receive a premium by 3:00 p.m. Central Time for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. Central Time will be allocated on the following Business Day.

•    You may change your allocation schedule at any time by sending Written Notice to our Administrative Office. Changing your allocation schedule will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation schedule in effect.

•    You may direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation schedule.

Because the Accumulated Values in each Subaccount will vary with that Subaccount’s investment experience, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

Variable Accumulated Value

The variable Accumulated Value of your Contract (i.e., the total amount in each Subaccount) will reflect the investment experience of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable Accumulated Value, and, because your Contract’s variable Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Accumulated Value. Your Contract’s variable Accumulated Value is determined at the end of each Valuation Period (as of 3:00 p.m. Central Time) and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount’s unit value by the number of units allocated to that Subaccount.

Determination of Number of Units. The amounts you allocate to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

•    any premiums paid, and

•    any amounts transferred from another Subaccount or the Declared Interest Option.

We will decrease the number of units in each Subaccount by:

•    any amounts withdrawn,

•    applicable charges assessed, and

•    any amounts transferred to another Subaccount or the Declared Interest Option.

Determination of Unit Value. We have set the unit value for each Subaccount’s first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

(a)   is the net result of:

1.   the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

2.   the investment income and realized or unrealized capital gains credited to the Subaccount during the current Valuation Period; minus

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3.   the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

4.   any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation and maintenance of that Subaccount; minus

5.   the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

(b)   is the number of units outstanding at the end of the preceding Valuation Period.

We determine a unit value for each Subaccount as of 3:00 p.m. Central Time each Business Day.

Transfer Privilege

You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your written request at the Administrative Office.

•    The minimum amount of each transfer is $100 or the entire amount in that Subaccount or the Declared Interest Option, if less.

•    Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

•    If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

•    The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

•    The Company reserves the right to assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.

•    We process transfers at the unit values next determined after we receive your request at our Administrative Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. Central Time, we will process the transfer at the unit values calculated as of 3:00 p.m. Central Time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. Central Time, we will process the transfer at the unit values calculated as of 3:00 p.m. Central Time on the following Business Day. We treat telephone requests as having been received once the telephone transmission ends.

•    We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See “DECLARED INTEREST OPTION—Transfers from Declared Interest Option.”) If your Policy was issued on or after May 1, 2004, however, you may not transfer Accumulated Value to the T. Rowe Price Mid-Cap Growth Subaccount.

All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider’s or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Administrative Office.

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Additional Limitations on Transfers. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under the Contract causes frequent purchases and redemptions of shares of the Investment Options.

Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option’s securities and the reflection of that change in the Investment Option’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option’s management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase the Contract.

If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, impose certain restrictions on your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.

If transfer activity violates our established parameters, we may require you to make your transfer requests in writing by regular mail through the U. S. Postal Service, or otherwise restrict telephone and facsimile transfer privileges. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters, although we may vary our policies and procedures among our other variable insurance contracts and separate accounts and may be more restrictive with regard to certain variable contracts or Subaccounts than others. Because our policies and procedures are discretionary and may differ among variable insurance contracts and separate accounts it is possible that some contract owners may engage in frequent transfer activity while others may bear the harm associated with such activity. We also reserve the right not to take action with respect to frequent transfer activity. If we impose any restrictions on your transfer activity, we will notify you in writing.

Please note that the limits and restrictions described here are subject to the Company’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. In addition, our ability to discourage frequent transfer activity may be limited by provisions of the Contract. As a result, despite our efforts to discourage frequent transfers among the Subaccounts available under the Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners.

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We may revise our frequent trading policies and procedures in our sole discretion, at any time and without prior notice:

•    to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally;

•    to comply with state or federal regulatory requirements; or

•    for any other reason we deem necessary or appropriate.

In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option’s policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. We are legally obligated to provide (at the Investment Options’ request) information about each amount you cause to be deposited into an Investment Option (including by way of premium payments and transfers under your Contract) or removed from the Investment Option (including by way of withdrawals and transfers under your Contract). If an Investment Option identifies you as having violated the Investment Option’s frequent trading policies and procedures, we are obligated, if the Investment Option requests, to restrict or prohibit any further deposits or exchanges by you in respect of that Investment Option. Under rules adopted by the SEC, we are required to: (1) enter into a written agreement with each Investment Option or its principal underwriter that obligates us to provide to the Investment Option promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Investment Option to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the Investment Option. Accordingly, if you do not comply with any Investment Option’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Investment Option or directing any transfers or other exchanges involving that Investment Option. You should review and comply with each Investment Option’s frequent trading policies and procedures, which are disclosed in the Investment Options’ current prospectuses.

Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are “omnibus” orders from intermediaries such as separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Investment Options’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the other insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject

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the entire omnibus order and thereby interfere with the Company’s ability to satisfy its contractual obligations to Owners.

To the extent permitted by applicable law, we reserve the right to defer transfer privileges at any time that we are unable to purchase or redeem shares of any of the Investment Options available through the Account, including any refusal or restriction on purchases or redemptions of their shares as a result of their own frequent trading policies and procedures on market timing activities. You should read the prospectuses of the Investment Options for more details on their ability to refuse or restrict purchases or redemptions of their shares. We also reserve the right to implement and administer redemption fees imposed by one or more of the Investment Options in the future.

Partial Withdrawals and Surrenders

Partial Withdrawals. You may withdraw part of the Accumulated Value upon Written Notice to us at any time before the Retirement Date.

•    The minimum amount which you may partially withdraw is $500.

•    If your partial withdrawal reduces your Accumulated Value to $2,000 or less, it may be treated as a full surrender of the Contract.

We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Administrative Office. This means that if we receive your written request for withdrawal prior to 3:00 p.m. Central Time, we will process the withdrawal at the unit values calculated as of 3:00 p.m. Central Time that Business Day. If we receive your written request for withdrawal at or after 3:00 p.m. Central Time, we will process the withdrawal at the unit values calculated as of 3:00 p.m. Central Time on the following Business Day.

We may apply a surrender charge to any withdrawal taken during the first Contract Year. In each Contract Year after the first Contract Year, a surrender charge will apply to any partial withdrawal that exceeds 10% of your Contract’s Accumulated Value as of the most recent Contract Anniversary. You may elect to have any applicable surrender charge deducted from your remaining Accumulated Value or the amount partially withdrawn. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Administrative Office.

Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of our receipt of your original written request at our Administrative Office.

Surrender. You may surrender your Contract upon Written Notice to us on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your written request and your Contract at our Administrative Office. This means that if we receive your written request to surrender the Contract prior to 3:00 p.m. Central Time, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. Central Time that Business Day. If we receive your written request to surrender the Contract at or after 3:00 p.m. Central Time, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. Central Time on the following Business Day. You may choose to have the Net Accumulated Value distributed to you as follows:

•    under a payment option, or

•    in a lump sum.

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Facsimile Requests. You may request a partial withdrawal from or surrender of your Contract via facsimile.

•    Facsimile requests must be directed to 1-601-981-7592 at our Administrative Office. We are not liable for the timely processing of any misrouted facsimile request.

•    A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

•    We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided.

•    Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Administrative Office. We treat facsimile requests as having been received once the facsimile transmission ends.

•    A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

•    We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.

CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Administrative Office. We are not liable for any processing delays related to a failure of the telephone system.

•    We reserve the right to deny any transaction request made by facsimile.

We may terminate this privilege at any time.

Systematic Withdrawals. You may elect to receive automatic partial withdrawals. You may elect this option on your initial application or at a later date by completing the applicable request form and returning it to the Administrative Office. If you select this option, it will remain in effect until we receive a written termination request from you at the Administrative Office. We may terminate the systematic withdrawal privilege at any time.

•    You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

•    You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

•    The minimum amount which you may withdraw is $500.

•    The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to or more than $2,000.

•    You may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”

•    Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

•    Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

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•    You may change the amount and frequency upon written request to our Administrative Office.

•    This feature cannot be utilized in combination with the dollar cost averaging program.

Surrender and Partial Withdrawal Restrictions. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See “FEDERAL TAX MATTERS—Taxation of Annuities,” and “—Taxation of Qualified Contracts.”

Other Programs

Automatic Rebalancing. We offer an asset rebalancing program under which we will automatically transfer amounts annually to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option at the end of each Contract Year to match your Contract’s then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

You may elect this option on your initial application or at a later date by completing the applicable request form and returning it to the Administrative Office. If you select this option, it will remain in effect until we receive a written termination request from you at the Administrative Office. There is no additional charge for participating in the program. We may terminate the automatic rebalancing privilege at any time.

•    Under the asset rebalancing program, the maximum number of Subaccounts which you may select at any one time is ten, plus the Declared Interest Option.

•    Rebalancing will occur annually on the Business Day on or next following the fifth calendar day after your Contract Anniversary.

•    Any reallocation which occurs under the asset rebalancing program will not be considered a transfer for purposes of assessing the transfer processing fee.

•    This feature cannot be utilized in combination with the dollar cost averaging program.

Asset Allocation. You may select one of several available asset allocation model portfolios, each of which represents a combination of Subaccounts with a different level of risk. Asset allocation is the process of investing in different asset classes such as equity, fixed income, and money market depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market. The asset allocation models are fully described in a separate brochure. We may add or delete such models in the future.

No personalized investment advice is provided in connection with the asset allocation models and you should not rely on a model as providing individualized investment recommendations to you. The models are considered “static” because once you have selected a model portfolio, the Subaccounts and the percentage of contract value allocated to each Subaccount cannot be changed without your consent.

The models are available at no additional charge. You may elect this option at the time you purchase your Contract or at a later date by contacting your registered representative to review the available asset allocation models. If you select this option, it will remain in effect until we receive a written termination request from you at the Administrative Office.

You may also participate in the asset rebalancing program under which the values in the Subaccounts will be rebalanced periodically back to the indicated percentages for the applicable asset class within

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the model portfolio that you have selected. If you do not participate in the asset rebalancing program, your model portfolio will not rebalance back to the initial percentages of the model you selected and over time Subaccount performance may cause your Contract’s allocation percentages to change. We do not change your original percentage allocations among the Subaccounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party consultant who reviews the existing models annually to determine whether the investment objective of the model is being met in light of changing markets. Based upon this review, the third-party may recommend that new models be substituted for the existing models. If so, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Owners who elect an asset allocation model on or after that date. Owners who have selected an existing asset allocation model may make an independent decision to change their asset allocations at any time. You should consult your investment professional periodically to consider whether the model you have selected is still appropriate for you.

Dollar Cost Averaging. You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

You may elect this option on your initial application or at a later date by completing the applicable request form and returning it to the Administrative Office. If you select this option, it will remain in effect until we receive a written termination request from you at the Administrative Office. There is no additional charge for dollar cost averaging. We may terminate the dollar cost averaging privilege at any time. To participate in the dollar cost averaging program, you must place at least $1,200 in a single “source account.” Each month, we will automatically transfer equal amounts from the source account to your designated “target accounts.”

•    The minimum amount of each transfer is $100.

•    Under the dollar cost averaging program, the maximum number of Subaccounts which you may select at any one time is ten, plus the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not make transfers to the T. Rowe Price Mid-Cap Growth Subaccount under the dollar cost averaging program.

•    You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

•    We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Administrative Office.

•    A transfer under the dollar cost averaging program is not considered a transfer for purposes of assessing the transfer processing fee.

•    This feature cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

Death Benefit Before the Retirement Date

Death of Owner. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. (In the latter event, the surviving Annuitant becomes the Owner.)

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The surviving Owners or new Owners are afforded the following options:

1.   If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

2.   If the surviving Owner or the new Owner is not the spouse of the deceased Owner or if the spouse of the deceased Owner decides not to continue the Contract:

(a)   he or she may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner’s death, or

(b)   he or she may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner’s death and with payments being made over the lifetime of the surviving or new Owner, as the case may be, or over a period that does not exceed the life expectancy of the surviving or new Owner.

Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner’s death until the date that the Net Accumulated Value is paid.

Other rules may apply to a Qualified Contract.

Death of an Annuitant. If the Annuitant dies before the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner’s estate.

If the Annuitant’s age on the Contract Date was less than 76, the death benefit is equal to the greatest of:

•    the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable Surrender Charges) on the date we receive Due Proof of Death,

•    the Accumulated Value on the date we receive Due Proof of Death, or

•    the Accumulated Value on the most recent Contract Anniversary as of the date of death (plus subsequent premiums paid and less subsequent partial withdrawal reductions).

If the Annuitant’s age on the Contract Date was 76 or older, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

•    the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable Surrender Charges) on the date we receive Due Proof of Death, or

•    the Accumulated Value on the date we receive Due Proof of Death.

A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

(a)     is the death benefit immediately prior to withdrawal;

(b)     is the amount of the partial withdrawal (including applicable surrender charges); and

(c)     is the Accumulated Value immediately prior to withdrawal.

We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant’s death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

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If the Annuitant who is also an Owner dies, the provisions described immediately above under “Death of Owner” apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

•    payments under the option begin within 1 year of the Annuitant’s death, and

•    payments under the option are payable over the Beneficiary’s life or over a period not greater than the Beneficiary’s life expectancy.

If an Owner’s spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

Other rules may apply to a Qualified Contract.

Death Benefit After the Retirement Date

If an Owner dies on or after the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the payee receiving annuity payments becomes the new Owner and retains the rights provided to Owners during the annuity period, including the right to name successor payees if the deceased Owner had not previously done so. On or after the Retirement Date, if any Owner dies before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as under the method of distribution being used as of the date of death.

If the Annuitant dies before all payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

Other rules may apply to a Qualified Contract.

Proceeds on the Retirement Date

You select the Retirement Date. The Retirement Date may not be after the later of the Annuitant’s age 70 or 10 years after the Contract Date. If you do not select a Retirement Date, we will use the Annuitant’s age 70.

On the Retirement Date, we will apply the proceeds under the life income annuity payment option with ten years guaranteed, unless you choose to have the proceeds paid under another option or in a lump sum. (See “PAYMENT OPTIONS.”) If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

You may change the retirement date subject to these limitations:

•    we must receive a Written Notice at the Administrative Office at least 30 days before the current Retirement Date; and

•    the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice.

Payments

We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Administrative Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

•    the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

•    the SEC permits, by an order, the postponement for the protection of Owners; or

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•    the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account’s net assets not reasonably practicable.

If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator.

Modification

You may modify the Contract only if one of our officers agrees in writing to such modification.

Upon notification to you, we may modify your Contract if:

•    necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

•    necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

•    necessary to reflect a change in the operation of the Account; or

•    the modification adds or deletes Subaccount and/or fixed accumulation options.

We will make the appropriate endorsement to your Contract in the event of most such modifications.

Reports to Owners

We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

Inquiries

You may contact the Company in writing at our Administrative Office if you have any questions regarding your Contract.

THE DECLARED INTEREST OPTION

You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the “1933 Act”), and neither the Declared Interest Option nor the Company’s General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company’s General Account, the Declared Interest Option, nor any interests

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therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of your Accumulated Value allocated to the Declared Interest Option (the “Declared Interest Option accumulated value”) will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company’s general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate.

Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

Calculation of Declared Interest Option Accumulated Value. The Declared Interest Option accumulated value is equal to:

•    amounts allocated and transferred to it, plus

•    interest credited, less

•    amounts deducted, transferred or withdrawn.

Transfers from Declared Interest Option

You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. However, if your Policy was issued on or after May 1, 2004, you would be prohibited from making transfers to the T. Rowe Price Mid-Cap Growth Subaccount. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

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CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

Charge for Partial Withdrawal or Surrender. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years.

Contract Year in which Withdrawal Occurs	Charge as a Percentage of Amount Withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8 and after	0%

If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 8.5% of the total premiums paid under that Contract.

If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

Amounts Not Subject to Surrender Charge. We may apply a surrender charge to any withdrawal taken during the first Contract Year. In each Contract Year after the first Contract Year, you may withdraw up to 10% of the Accumulated Value on your most recent Contract Anniversary without a surrender charge (the “10% withdrawal privilege”). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawals in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents as of the most recent Contract Anniversary. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year. If you subsequently surrender your Contract during the Contract Year, we will apply a Surrender Charge to any partial withdrawals you’ve taken during the Contract Year.

Surrender Charge at the Retirement Date. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you select payment options 3 or 5. If you select payment options 2 or 4, we assess a surrender charge by adding the number of years for which payments will be made to the number of Contract Years since your Contract inception and applying this sum in the Table of Surrender Charges.

Waiver of Surrender Charge. You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is required to satisfy minimum distribution requirements in accordance with the Code. We must receive written notification, before the Retirement Date, at our Administrative Office in order to activate this waiver.

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Annual Administrative Charge

We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. We guarantee that this charge will not exceed $45 annually. We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

We currently waive the annual administrative charge:

•    in the first Contract Year with an initial premium payment of $50,000 or greater, or

•    the Net Accumulated Value is $50,000 or greater on your Contract Anniversary.

We may terminate this privilege at any time.

Transfer Processing Fee

We waive the transfer processing fee for the first twelve transfers during a Contract Year, but reserve the right to assess a $25 charge for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee.

Mortality and Expense Risk Charge

We apply a daily mortality and expense risk charge at an annual rate of 1.40% (daily rate of 0.0038091%) (approximately 1.01% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative charge and transfer processing fees may be insufficient to cover actual future expenses.

We may realize a profit from this charge, and we may use such profit for any lawful purpose including paying distribution expenses.

Investment Option Expenses

The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

Premium Taxes

Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

Other Taxes

Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

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PAYMENT OPTIONS

Your Contract ends on the Retirement Date. At that time, your Net Accumulated Value will be applied under a payment option, unless you elect to receive this amount in a single sum. Should you not elect a payment option on the Retirement Date, proceeds will be paid as a life income annuity with payments guaranteed for ten years. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

Prior to the Retirement Date, you may have your Net Accumulated Value applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or a supplemental contract to be issued for the payment option.

We have provided a description of the available payment options below. The term “payee” means a person who is entitled to receive payment under that option. All payment options offer a fixed and guaranteed amount to be paid during the annuity payment period, independent of the investment experience of the Account.

Election of Payment Options

While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant’s death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options after the death of the Owner/Annuitant.

We will initiate an election, revocation or change of a payment option upon receipt of your written request at the Administrative Office.

We reserve the right to refuse the election of a payment option, other than in a lump sum, if:

1)   the total payments would be less than $2,000;

2)   each payment would be less than $20; or

3)   the payee is an assignee, estate, trustee, partnership, corporation or association.

Description of Payment Options

Option 1—Interest Income. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

Option 2—Income For a Fixed Term. The proceeds are paid in equal installments for a fixed number of years.

Option 3—Life Income Option With Term Certain. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee’s lifetime with the guarantee that payments will be made for a specified number of years. Under this option, at the death of a payee having no Beneficiary (or where the Beneficiary died prior to the payee), the present value of the dollar amount of any remaining guaranteed payments will be paid in one lump sum to the executors or administrators of the payee’s estate. Also under this option, if any Beneficiary dies while receiving payment, the present value of the dollar amount of any remaining guaranteed payments will be paid in one lump sum to the executors or administrators of the Beneficiary’s estate. The amount to be paid is calculated as of the date of death of the payee, or Beneficiary if applicable.

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Option 4—Income for Fixed Amount. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

Option 5—Joint and Two-Thirds to Survivor Monthly Life Income. The proceeds are paid in equal installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for their lifetime.

The amount of each payment is calculated from the tables in the Contract which apply to that particular option using the payee’s age and sex. Age is determined as the last birthday at the date of the first payment.

Alternate Payment Options. The Company may make available alternative payment options.

FEDERAL TAX MATTERS

The following discussion is general and is not intended as tax advice

Introduction

This discussion is based on the Company’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

A Contract may be purchased on a non-qualified basis (“Non-Qualified Contract”) or purchased and used in connection with plans qualifying for favorable tax treatment (“Qualified Contract”). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the “Code”). Tax deferral under a Qualified Contract arises under the specific provisions of the Code governing the tax-qualified plan, so a Qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a Qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own tax advisor regarding these features and benefits of the Contract prior to purchasing a Qualified Contract. The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, and the tax and employment status of the individual concerned, and the Company’s tax status. In addition, an individual must satisfy certain requirements in connection with:

•    purchasing a Qualified Contract with proceeds from or contributions to a tax-qualified plan, and

•    receiving distributions from a Qualified Contract

in order to continue to receive favorable tax treatment.

Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

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Tax Status of the Contract

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirements must be met in order to be subject to annuity contract treatment for tax purposes:

Diversification Requirements. Section 817(h) of the Code provides that separate account investments must be “adequately diversified” in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. We do not have control over the Funds or their investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements. If the Separate Account, or an Investment Option, failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Accumulated Value over the investment in the Contract. Owners bear the risk that the entire Contract could be disqualified as an annuity contract under the Code due to the failure of the Separate Account or an Investment Option to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, owners of variable annuity insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their contracts due to their ability to exercise control over those assets. Where this is the case, the owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Revenue Ruling 2003-91, there was no arrangement, plan, contract or agreement between the owner and the insurance company regarding the availability of a particular investment option and other than the owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Separate Account under Revenue Ruling 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

•    if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

•    if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner’s death. An Owner’s designated Beneficiary is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the sole designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

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Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them, if necessary, to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules under Section 401(a)(9) and the regulations thereunder apply to Qualified Contracts.

Taxation of Annuities

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Non-Natural Owner. A non-natural owner of an annuity contract generally must include any excess of the Accumulated Value over the “investment in the contract” as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

•    the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

•    the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

•    the Contract is issued in connection with certain Qualified Plans;

•    the Contract is purchased by an employer upon the termination of certain Qualified Plans;

•    the Contract is used in connection with a structured settlement agreement; or

•    the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

A prospective Owner that is not a natural person should discuss these exceptions with its tax advisor.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Complete Surrenders. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the participant’s total accrued benefit or balance under the retirement plan. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual’s gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

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Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. The contract received is treated as a new contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions, and prospective Owners wishing to take advantage of Section 1035 should consult their tax advisor.

Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

•    if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

•    if distributed under an annuity option, they are taxed in the same way as annuity payments.

For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

•    made on or after the taxpayer reaches age 59 1/2;

•    made on or after the death of the holder (or if the holder is not an individual, the death of the primary annuitant);

•    attributable to the taxpayer becoming disabled;

•    as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

•    made under certain annuities issued in connection with structured settlement agreements; and

•    made under an annuity contract that is purchased with a single premium when the retirement date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

Similar tax penalties may apply to certain distributions under a Qualified Contract. Contract Owners should consult their tax advisor.

Transfers, Assignments or Exchanges of a Contract

Certain tax consequences may result upon:

•    a transfer of ownership of a Contract,

•    the designation of an Annuitant, payee or other Beneficiary who is not also an Owner,

•    the selection of certain Retirement Dates, or

•    the exchange of a Contract.

An Owner contemplating any of these actions should consult their tax advisor.

35

Withholding

Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner’s tax status. The Owner generally can elect not to have withholding apply.

Eligible rollover distributions from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and section 457 governmental plans are subject to a mandatory federal income tax withholding of 20%. An “eligible rollover distribution” is a distribution to an employee (or employee’s spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions or if the Owner chooses a “direct rollover” from the plan to another tax-qualified plan, section 403(b) plan, IRA, or to a governmental section 457 plan that agrees to separately account for rollover contributions.

Multiple Contracts

All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Contract Owner should consult a competent tax advisor before purchasing more than one annuity contract.

Taxation of Qualified Contracts

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

•  contributions in excess of specified limits;

•  distributions prior to age 59 1/2 (subject to certain exceptions);

•  distributions that do not conform to specified commencement and minimum distribution rules; and

•  other specified circumstances.

Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For Section 403(b) annuity contracts, the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. For IRAs described in Section 408, distributions generally must commence

36

no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Legislation signed by the President on December 23, 2008, allows participants and beneficiaries to postpone receiving these required minimum distributions (“RMDs”) for 2009. For Roth IRAs under Section 408A, distributions are not required during the Owner’s lifetime. Brief descriptions follow of the various types of qualified retirement plans that may be available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code or 100% of the amount of compensation includible in the owner’s gross income and may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA at ordinary income tax rates. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax advisor.

SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

•  before age 59 1/2 (subject to certain exceptions), or

•  during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee’s retirement. These premiums may be subject to FICA (Social Security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

•  elective contributions made in years beginning after December 31, 1988;

37

•  earnings on those contributions; and

•  earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon:

•  death of the employee,

•  attainment of age 59 1/2,

•  severance of employment,

•  disability, or

•  financial hardship.

Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity. Because the death benefit may exceed this limitation, employers using the Contract as a tax-sheltered annuity should consult their tax advisor.

The Company does not currently offer the Contract for use as a Section 403(b) tax-sheltered annuity, but may do so in the future.

Restrictions under Qualified Contracts. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

IRS regulations under Section 403(b) of the Code establish new rules for Section 403(b) annuity contracts that are generally applicable to plan sponsors for taxable years beginning after December 31, 2008.

Possible Charge for the Company’s Taxes

The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that we incur which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

Other Tax Consequences

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax advisor for further information.

38

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with our affiliate, Southern Farm Bureau Fund Distributor, Inc. (“SFB Fund Distributor”), 1401 Livingston Lane, Jackson, Mississippi 39213, for the distribution and sale of the Contracts. SFB Fund Distributor is the principal underwriter of the Contracts and sells the Contracts through its registered representatives.

We pay commissions for sale of the Contracts. The maximum commission payable for Contract sales by SFB Fund Distributor registered representatives is: 3.00% of premiums paid in the first seven Contract Years; 1.00% of premiums paid in the eighth and subsequent Contract Years. A trail commission equal to .10% of the Accumulated Value in the eighth and subsequent Contract Years is also paid to the registered representative. SFB Fund Distributor managers are also eligible for compensation (which may range up to 0.75% of premiums paid in the first seven Contract Years) and bonuses based on Contract sales. Registered representatives of SFB Fund Distributor are also insurance agents of the Company, and as such, are eligible for agents’ insurance, pension benefits, agency expense allowances and certain cash and non-cash benefits from us. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes, awards, trips, conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, subject to applicable regulatory requirements. Sales of the Contracts may help registered representatives qualify for such benefits. Registered representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel. SFB Fund Distributor managers are also eligible for similar cash and non-cash compensation, benefits and bonuses. See “Distribution of the Contracts” in the Statement of Additional Information for more information concerning compensation paid for sale of the Contracts.

Commissions and other incentives or payments described above are not charged directly to Owners or amounts in the Account or Declared Interest Option. We intend to recoup commissions, cash and non-cash compensation payments and other sales expenses through fees and charges deducted under the Contract.

Ask your SFB Fund Distributor registered representative for more information about what compensation he or she receives for selling your Contract.

SFB Fund Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides certain information regarding the disciplinary history of FINRA member broker-dealers and their associated persons in response to electronic or telephonic inquiries. FINRA’s BrokerCheck toll-free hotline telephone number is 1-800-289-9999 and their website address is www.finra.org.

LEGAL PROCEEDINGS

The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no lawsuits that involve the Account. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of SFB Fund Distributor to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

39

VOTING RIGHTS

To the extent required by law, the Company will vote the Fund shares held in the Account at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes you have the right to instruct will be calculated separately for each Subaccount in which you have Accumulated Value, and may include fractional votes. (You only have voting interest prior to the Retirement Date.) The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

The number of votes of an Investment Option which are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.

The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast on a matter.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Account are contained in the Statement of Additional Information. Our financial statements should be distinguished from the Account’s financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Contracts. For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to us at our Administrative Office.

40

APPENDIX A

Condensed Financial Information

The Account commenced operations on November 3, 1999; however, no premiums were received until February 7, 2000. The information presented below reflects the accumulation unit value information for the Subaccounts for each period specified below ending on December 31. The information in the table is derived from various financial statements of the Account. To obtain a fuller picture of each Subaccount’s finances and performance, you should also review the Account’s financial statements, which are contained in the SAI.

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year

T. Rowe Price Equity Income Subaccount
1999	$10.000000	$10.000000	0.000000
2000	10.000000	13.055410	150,049.872659
2001	13.055410	13.062837	272,293.195549
2002	13.062837	11.191678	371,836.262314
2003	11.191678	13.852660	447,580.542022
2004	13.852660	15.700350	609,446.510490
2005	15.700350	16.091608	788,956.980916
2006	16.091608	18.880445	909,385.238762
2007	18.880445	19.226036	964,852.034801
2008	19.226036	12.113680	912,926.813176
T. Rowe Price Mid-Cap Growth Subaccount
1999	$10.000000	$10.000000	0.000000
2000	10.000000	10.747384	240,203.006752
2001	10.747384	10.500840	421,215.422664
2002	10.500840	8.154719	525,566.744158
2003	8.154719	11.131291	662,581.587183
2004	11.131291	12.992237	832,792.737781
2005	12.992237	14.702880	869,503.175447
2006	14.702880	15.462768	867,903.794465
2007	15.462768	17.919397	795,425.769002
2008	17.919397	10.645685	745,893.203600
T. Rowe Price Personal Strategy Balanced Subaccount
1999	$10.000000	$10.000000	0.000000
2000	10.000000	10.599346	131,444.072159
2001	10.599346	10.200137	228,655.588908
2002	10.200137	9.274116	305,385.417021
2003	9.274116	11.415576	386,366.413805
2004	11.415576	12.699473	539,108.968864
2005	12.699473	13.330118	672,225.075286
2006	13.330118	14.704712	845,744.825772
2007	14.704712	15.604288	973,258.117106
2008	15.604288	10.790304	959,074.791089

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year

T. Rowe Price Limited-Term Bond Subaccount
1999	$10.000000	$10.000000	0.000000
2000	10.000000	10.720777	39,184.816218
2001	10.720777	11.470462	102,740.552668
2002	11.470462	11.925188	155,707.599687
2003	11.925188	12.263739	153,516.801516
2004	12.263739	12.227304	206,174.549252
2005	12.227304	12.269428	299,776.505197
2006	12.269428	12.591971	413,185.503112
2007	12.591971	13.097522	560,217.392884
2008	13.097522	13.116996	681,389.338898
T. Rowe Price Prime Reserve Subaccount
1999	$10.000000	$10.000000	0.000000
2000	10.000000	10.420257	59,714.825328
2001	10.420257	10.689766	102,075.433639
2002	10.689766	10.697920	109,068.142665
2003	10.697920	10.622787	117,103.814595
2004	10.622787	10.568704	138,934.957806
2005	10.568704	10.713733	182,580.251758
2006	10.713733	11.052118	272,559.800866
2007	11.052118	11.431084	351,423.921229
2008	11.431084	11.574850	342,584.607974
Fidelity VIP Contrafund Subaccount
1999	$10.000000	$10.000000	0.000000
2000	10.000000	9.296002	257,045.229631
2001	9.296002	8.044268	376,112.890552
2002	8.044268	7.191388	439,051.642506
2003	7.191388	9.111903	494,610.009632
2004	9.111903	10.377539	635,594.847167
2005	10.377539	11.969212	801,717.529883
2006	11.969212	13.187498	1,017,655.811405
2007	13.187498	15.292245	1,140,535.135019
2008	15.292245	8.669265	1,188,420.566803
Fidelity VIP Growth Subaccount
1999	$10.000000	$10.000000	0.000000
2000	10.000000	8.636759	456,978.116466
2001	8.636759	7.012742	720,562.523322
2002	7.012742	4.832835	839,229.588827
2003	4.832835	6.332193	995,213.536418
2004	6.332193	6.455542	1,293,573.881613
2005	6.455542	6.735993	1,415,537.530135
2006	6.735993	7.098295	1,616,994.845869
2007	7.098295	8.887270	1,701,391.929243
2008	8.887270	4.630372	1,705,992.911773

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year

Fidelity VIP High Income Subaccount
1999	$10.000000	$10.000000	0.000000
2000	10.000000	7.658946	111,560.708629
2001	7.658946	6.666016	137,789.737174
2002	6.666016	6.800419	122,266.952972
2003	6.800419	8.536128	259,293.568568
2004	8.536128	9.225930	381,987.079957
2005	9.225930	9.344779	490,910.394328
2006	9.344779	10.251720	581,211.638316
2007	10.251720	10.391079	564,947.356379
2008	10.391079	7.687164	502,101.399531
Fidelity VIP Index 500 Subaccount
1999	$10.000000	$10.000000	0.000000
2000	10.000000	9.462309	343,290.417097
2001	9.462309	8.201012	570,626.609194
2002	8.201012	6.287510	688,529.921441
2003	6.287510	7.962763	820,606.928422
2004	7.962763	8.686510	1,026,917.343193
2005	8.686510	8.980265	1,239,653.380675
2006	8.980265	10.249679	1,335,589.537227
2007	10.249679	10.657178	1,412,641.199691
2008	10.657178	6.621351	1,431,184.237089
Fidelity VIP Overseas Subaccount
1999	$10.000000	$10.000000	0.000000
2000	10.000000	8.049836	113,096.830049
2001	8.049836	6.256926	158,358.160692
2002	6.256926	4.918616	164,416.838720
2003	4.918616	6.954864	201,416.614490
2004	6.954864	7.794323	312,559.061835
2005	7.794323	9.151698	432,006.583445
2006	9.151698	10.657520	617,320.719765
2007	10.657520	12.329034	795,278.337123
2008	12.329034	6.832445	968,189.216995
Fidelity VIP Mid Cap Subaccount
2004	$10.000000	$12.905818	69,591.824868
2005	12.905818	15.059605	315,973.844298
2006	15.059605	16.738380	562,125.297683
2007	16.738380	19.085491	719,953.952484
2008	19.085491	11.397743	804,561.607432
T. Rowe Price Blue Chip Growth Subaccount
2008	$10.000000	$6.050437	83,417.884260
Fidelity VIP Disciplined Small Cap Subaccount
2008	$10.000000	$6.999966	57,325.058421

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year

Fidelity VIP Dynamic Capital Appreciation Subaccount
2008	$10.000000	$6.225451	5,126.782195
Fidelity VIP Equity-Income Subaccount
2008	$10.000000	$5.840804	90,645.464889
Fidelity VIP Investment Grade Bond Subaccount
2008	$10.000000	$9.515446	100,609.779265
Fidelity VIP Value Strategies Subaccount
2008	$10.000000	$5.133249	5,559.085360
Franklin Income Securities Subaccount
2008	$10.000000	$6.904823	19,917.252231
Franklin Small Cap Value Securities Subaccount
2008	$10.000000	$6.550092	96,268.151896
Franklin Small-Mid Cap Growth Securities Subaccount
2008	$10.000000	$6.049456	16,676.235509
Mutual Shares Securities Subaccount
2008	$10.000000	$6.574365	20,091.239957
Templeton Global Bond Securities Subaccount (“Templeton Global Income Securities Subaccount” prior to May 1, 2009)
2008	$10.000000	$10.030480	14,084.966895
Franklin Rising Dividends Securities Subaccount
2008	$10.000000	$7.265202	4,774.165488

*  The inception date of the Fidelity VIP Mid Cap Subaccount was May 1, 2004.

*  The inception date of the following Subaccounts was May 1, 2008:

T. Rowe Price Blue Chip Growth Subaccount

Fidelity VIP Disciplined Small Cap Subaccount

Fidelity VIP Dynamic Capital Appreciation Subaccount

Fidelity VIP Equity-Income Subaccount

Fidelity VIP Investment Grade Bond Subaccount

Fidelity VIP Value Strategies Subaccount

Franklin Income Securities Subaccount

Franklin Small Cap Value Securities Subaccount

Franklin Small-Mid Cap Growth Securities Subaccount

Mutual Shares Securities Subaccount

Templeton Global Bond Securities Subaccount (“Templeton Global Income Securities Subaccount” prior to May 1, 2009)

Franklin Rising Dividends Securities Subaccount

(This page has been left blank intentionally.)

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this prospectus.

Name

Address

City, State, Zip

Tear at perforation

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

The Statement of Additional Information (“SAI”) contains more detailed information about the Contracts than is contained in this Prospectus. The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus.

SAI-TOC

PART B

STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

1401 Livingston Lane
Jackson, Mississippi 39213
1-866-288-2172

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
CONTRACT

This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the “Contract”) offered by Southern Farm Bureau Life Insurance Company (the “Company”). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Contract, and the selected Investment Options of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., Fidelity Variable Insurance Products Funds, and Franklin Templeton Variable Insurance Products Trust. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.

May 1, 2009

STATEMENT OF ADDITIONAL INFORMATION

ADDITIONAL CONTRACT PROVISIONS

The Contract

The Contract includes the application and all other attached papers. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Incontestability

We will not contest the Contract from its Contract Date.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, we will pay that amount which the proceeds would have purchased at the correct age and sex.

Non-Participation

The Contracts are not eligible for dividends and will not participate in the Company’s divisible surplus.

LEGAL MATTERS

All matters relating to Mississippi law pertaining to the Contracts, including the validity of the Contracts and the Company’s authority to issue the Contracts, have been passed upon by Joseph A. Purvis, Esquire, Senior Vice President, General Counsel, and Secretary of the Company. Jorden Burt LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The statutory statements of admitted assets, liabilities and stockholders’ equity of the Company as of December 31, 2008 and 2007, and the related statutory statements of earnings, changes in stockholders’ equity and cash flow for each of the years in the three-year period ended December 31, 2008, appearing herein, have been audited by KPMG LLP, Suite 1100, One Jackson Place, 188 East Capitol Street, Jackson, MS 39201, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

The audit report of KPMG LLP refers to the preparation of the financial statements using accounting practices prescribed or permitted by the Mississippi Insurance Department, which practices differ from U.S. generally accepted accounting principles, and the effects of the variances between statutory accounting principles and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material. The audit report of KPMG LLP also refers to a change in the method of accounting for investments in low income housing tax credits in accordance with Statement of Statutory Accounting Principles No. 93, Accounting for Low Income Housing Tax Credit Property Investments.

The Account’s statements of assets and liabilities as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, appearing herein, have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their report appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.

DISTRIBUTION OF THE CONTRACTS

Southern Farm Bureau Fund Distributor, Inc. (“SFB Fund Distributor”) is responsible for distributing the Contracts pursuant to a distribution agreement with us. SFB Fund Distributor is the principal underwriter of the Contracts. SFB Fund Distributor, a Mississippi corporation organized in 1981 and a wholly owned subsidiary of the Company, is located at 1401 Livingston Lane, Jackson, Mississippi 39213. SFB Fund Distributor is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. SFB Fund Distributor is not a member of the Securities Investor Protection Corporation.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

SFB Fund Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid to SFB Fund Distributor	Aggregate Amount of Commissions Retained by SFB Fund Distributor
2006	$1,082,228	$135,733
2007	$ 899,181	$107,902
2008	$1,022,619	$ 0

It is the policy of the Company to pay commissions directly to registered representatives, as agent for SFB Fund Distributor. Under the distribution agreement with SFB Fund Distributor, we pay an annual fee to SFB Fund Distributor for underwriting and distribution services in an amount equal to 0.50% of premiums paid and received under Contracts sold. In 2008 this fee was $144,134. In addition, we pay the following sales expenses: supervisor and registered representative manager compensation; advertising expenses; and all other expenses of distributing the Contracts. We also pay for SFB Fund Distributor’s operating and other expenses.

The annual administrative charge, as well as proceeds from the surrender charge on the Contracts are retained by us and used to defray expenses we incur.

2

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The Company’s statutory-basis financial statements included in this Statement of Additional Information should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

3

Report of Independent Registered Public Accounting Firm

The Board of Directors of

  Southern Farm Bureau Life Insurance Company and

The Contractholders of Southern Farm Bureau Life Variable Account:

We have audited the accompanying statements of assets and liabilities of Southern Farm Bureau Life Variable Account (comprised of the Contrafund, Growth, High Income, Index 500, Mid-Cap, Overseas, Equity-Income, Value Strategies, Dynamic Capital, Investment Grade Bond, Disciplined Small Cap, Equity Income, Mid-Cap Growth, Personal Strategy Balanced, Blue Chip, Limited-Term Bond, Prime Reserve, Income Securities, Small Cap Value, Small-Mid Cap, Mutual Shares, Global Income, and Rising Dividends Subaccounts) as of December 31, 2008, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the subaccounts’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the respective subaccounts of Southern Farm Bureau Life Variable Account as of December 31, 2008, and the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Jackson, Mississippi
April 30, 2009

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2008

			High				Equity-	Value	Dynamic	Investment	Disciplined
	Contrafund	Growth	Income	Index 500	Mid-Cap	Overseas	Income	Strategies	Capital	Grade Bond	Small Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets:
Investments in shares of mutual funds, at fair value	$10,302,733	7,899,381	3,859,736	9,476,373	9,170,186	6,615,100	529,442	28,536	31,917	957,347	401,273
Liabilities	—	—	—	—	—	—	—	—	—	—	—
Net assets	$10,302,733	7,899,381	3,859,736	9,476,373	9,170,186	6,615,100	529,442	28,536	31,917	957,347	401,273
Accumulation units	$10,302,733	7,899,381	3,859,736	9,476,373	9,170,186	6,615,100	529,442	28,536	31,917	957,347	401,273
Total net assets	$10,302,733	7,899,381	3,859,736	9,476,373	9,170,186	6,615,100	529,442	28,536	31,917	957,347	401,273
Investments in shares of mutual funds, at cost	$17,999,901	10,784,369	5,903,979	12,973,632	15,473,810	10,738,163	681,733	33,420	47,276	972,570	537,388
Shares of mutual funds owned	669,443.33	335,715.32	974,680.76	95,537.59	497,568.44	543,557.89	40,170.14	5,788.27	6,044.80	80,857.00	54,818.78
Accumulation units outstanding	1,188,420.57	1,705,992.91	502,101.40	1,431,184.24	804,561.61	968,189.22	90,645.46	5,559.09	5,126.78	100,609.78	57,325.06
Accumulation unit value	$8.67	4.63	7.69	6.62	11.40	6.83	5.84	5.13	6.23	9.52	7.00

(Continued)

2

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2008

			Personal
	Equity	Mid-Cap	Strategy		Limited-	Prime	Income	Small Cap	Small-	Mutual	Global	Rising
	Income	Growth	Balanced	Blue Chip	Term Bond	Reserve	Securities	Value	Mid Cap	Shares	Income	Dividends
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets:
Investments in shares of mutual funds, at fair value	$11,058,903	7,940,543	10,348,708	504,715	8,937,781	3,965,365	137,525	630,565	100,882	132,087	141,279	34,685
Liabilities	—	—	—	—	—	—	—	—	—	—	—	—
Net assets	$11,058,903	7,940,543	10,348,708	504,715	8,937,781	3,965,365	137,525	630,565	100,882	132,087	141,279	34,685
Accumulation units	$11,508,903	7,940,543	10,348,708	504,715	8,937,781	3,965,365	137,525	630,565	100,882	132,087	141,279	34,685
Total net assets	$11,508,903	7,940,543	10,348,708	504,715	8,937,781	3,965,365	137,525	630,565	100,882	132,087	141,279	34,685
Investments in shares of mutual funds, at cost	$16,585,841	11,713,949	14,348,823	625,149	9,143,963	3,965,365	180,056	804,809	124,103	169,206	136,189	41,741
Shares of mutual funds owned	771,192.70	571,673.39	814,858.87	74,441.69	1,854,311.46	3,965,365.45	11,876.09	58,766.57	8,365.02	11,081.14	8,110.16	2,484.62
Accumulation units outstanding	912,926.81	745,893.20	959,074.79	83,417.88	681,389.34	342,584.61	19,917.25	96,268.15	16,676.24	20,091.24	14,084.97	4,774.17
Accumulation unit value	$12.11	10.65	10.79	6.05	13.12	11.57	6.90	6.55	6.05	6.57	10.03	7.27

See accompanying notes to financial statements.

3

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Statements of Operations

Year ended December 31, 2008

			High				Equity-	Value	Dynamic	Investment	Disciplined
	Contrafund	Growth	Income	Index 500	Mid-Cap	Overseas	Income	Strategies	Capital	Grade Bond	Small Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Reinvested dividends	$148,892	101,102	435,291	282,810	58,096	257,104	19,301	381	317	—	4,396

Expenses:
Mortality and expense risk	(200,725)	(169,704)	(73,244)	(177,477)	(170,989)	(121,280)	(2,555)	(117)	(248)	(4,769)	(2,458)
Net investment income (loss)	(51,833)	(68,602)	362,047	105,333	(112,893)	135,824	16,746	264	69	(4,769)	1,938

Realized gains (losses) on investments:
Realized gains (losses) on sale of fund shares	(83,919)	326,509	(212,953)	167,290	(251,125)	62,961	(7,319)	(2,398)	(106)	(2,191)	(837)
Reinvested capital gains	400,005	—	—	135,521	1,882,341	965,213	—	—	—	—	—
Total realized gains (losses) on investments	316,086	326,509	(212,953)	302,811	1,631,216	1,028,174	(7,319)	(2,398)	(106)	(2,191)	(837)
Change in unrealized appreciation (depreciation) of investments	(8,088,946)	(7,577,478)	(1,563,540)	(6,127,809)	(7,506,983)	(6,159,108)	(152,291)	(4,884)	(15,360)	(15,223)	(136,114)
Net increase (decrease) in net assets from operations	$(7,824,693)	(7,319,571)	(1,414,446)	(5,719,665)	(5,988,660)	(4,995,110)	(142,864)	(7,018)	(15,397)	(22,183)	(135,013)

(Continued)

4

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Statements of Operations

Year ended December 31, 2008

			Personal
	Equity	Mid-Cap	Strategy		Limited-	Prime	Income	Small Cap	Small-	Mutual	Global	Rising
	Income	Growth	Balanced	Blue Chip	Term Bond	Reserve	Securities	Value	Mid Cap	Shares	Income	Dividends
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Reinvested dividends	$360,349	—	332,517	733	348,489	116,248	400	993	—	3,262	582	115

Expenses:
Mortality and expense risk	(214,267)	(160,865)	(188,620)	(2,474)	(121,180)	(60,902)	(836)	(3,271)	(482)	(764)	(752)	(178)
Net investment income (loss)	146,082	(160,865)	143,897	(1,741)	227,309	55,346	(436)	(2,278)	(482)	2,498	(170)	(63)

Realized gains (losses) on investments:
Realized gains (losses) on sale of fund shares	(69,150)	216,852	18,075	(26,380)	(29,244)	—	(2,576)	(5,169)	(2,195)	(1,515)	(746)	(296)
Reinvested capital gains	480,773	616,063	90,280	—	—	—	160	5,376	1,440	4,200	—	42
Total realized gains (losses) on investments	411,623	832,915	108,355	(26,380)	(29,244)	—	(2,416)	207	(755)	2,685	(746)	(254)

Change in unrealized appreciation (depreciation) of investments	(7,277,905)	(6,198,774)	(4,981,531)	(120,434)	(209,409)	—	(42,531)	(174,244)	(23,221)	(37,119)	5,090	(7,055)
Net increase (decrease) in net assets from operations	$(6,720,200)	(5,526,724)	(4,729,279)	(148,555)	(11,344)	55,346	(45,383)	(176,315)	(24,458)	(31,936)	4,174	(7,372)

See accompanying notes to financial statements.

5

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2008 and 2007

	Contrafund		Growth		High Income		Index 500		Mid-Cap		Overseas
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(51,833)	(61,888)	(68,602)	(78,171)	362,047	403,809	105,333	323,015	(112,893)	(59,114)	135,824	162,065
Total realized gains (losses) on investments	316,086	4,405,291	326,509	371,012	(212,953)	(27,607)	302,811	397,881	1,631,216	1,015,656	1,028,174	655,959
Change in unrealized appreciation (depreciation) of investments	(8,088,946)	(2,067,056)	(7,577,478)	2,675,545	(1,563,540)	(311,126)	(6,127,809)	(148,602)	(7,506,983)	510,752	(6,159,108)	347,792
Net increase (decrease) in net assets from operations	(7,824,693)	2,276,347	(7,319,571)	2,968,386	(1,414,446)	65,076	(5,719,665)	572,294	(5,988,660)	1,467,294	(4,995,110)	1,165,816
Contract transactions:
Transfers of net premiums	1,183,764	1,162,956	1,064,388	1,005,989	337,689	346,620	1,024,726	1,110,655	1,190,216	1,099,890	896,247	750,720
Transfers of surrenders and death benefits	(923,710)	(1,091,960)	(744,932)	(781,496)	(306,440)	(360,947)	(816,329)	(1,062,740)	(622,381)	(549,955)	(574,234)	(523,777)
Transfers of administrative charges	(17,650)	(16,109)	(15,538)	(15,398)	(7,079)	(7,404)	(16,325)	(16,947)	(15,810)	(12,765)	(11,020)	(9,363)
Transfers between subaccounts, including the Declared Interest Option account	443,679	1,689,776	(205,695)	465,342	(620,400)	(131,352)	(50,803)	762,144	866,146	2,327,145	1,494,203	1,842,511
Net increase (decrease) in net assets from contract transactions	686,083	1,744,663	98,223	674,437	(596,230)	(153,083)	141,269	793,112	1,418,171	2,864,315	1,805,196	2,060,091
Total increase (decrease) in net assets	(7,138,610)	4,021,010	(7,221,348)	3,642,823	(2,010,676)	(88,007)	(5,578,396)	1,365,406	(4,570,489)	4,331,609	(3,189,914)	3,225,907
Net assets at beginning of year	17,441,343	13,420,333	15,120,729	11,477,906	5,870,412	5,958,419	15,054,769	13,689,363	13,740,675	9,409,066	9,805,014	6,579,107
Net assets at end of year	$10,302,733	17,441,343	7,899,381	15,120,729	3,859,736	5,870,412	9,476,373	15,054,769	9,170,186	13,740,675	6,615,100	9,805,014

(Continued)

6

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2008 and 2007

	Equity-Income		Value Strategies		Dynamic Capital		Investment Grade Bond		Disciplined Small Cap
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,746	—	264	—	69	—	(4,769)	—	1,938	—
Total realized gains (losses) on investments	(7,319)	—	(2,398)	—	(106)	—	(2,191)	—	(837)	—
Change in unrealized appreciation (depreciation) of investments	(152,291)	—	(4,884)	—	(15,360)	—	(15,223)	—	(136,114)	—
Net increase (decrease) in net assets from operations	(142,864)	—	(7,018)	—	(15,397)	—	(22,183)	—	(135,013)	—
Contract transactions:
Transfers of net premiums	27,639	—	1,486	—	1,800	—	50,257	—	1,752	—
Transfers of surrenders and death benefits	(7,292)	—	(9)	—	(374)	—	(14,719)	—	(354)	—
Transfers of administrative charges	(23)	—	—	—	—	—	(34)	—	(7)	—
Transfers between subaccounts, including the Declared Interest Option account	651,982	—	34,077	—	45,888	—	944,026	—	534,895	—
Net increase (decrease) in net assets from contract transactions	672,306	—	35,554	—	47,314	—	979,530	—	536,286	—
Total increase (decrease) in net assets	529,442	—	28,536	—	31,917	—	957,347	—	401,273	—
Net assets at beginning of year	—	—	—	—	—	—	—	—	—	—
Net assets at end of year	$529,442	—	28,536	—	31,917	—	957,347	—	401,273	—

(Continued)

7

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2008 and 2007

	Equity Income		Mid-Cap Growth		Personal Strategy Balanced		Blue Chip		Limited-Term Bond		Prime Reserve
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007
Increase (decrease) in net assets from operations:
Net investment income (loss)	$146,082	61,255	(160,865)	(167,971)	143,897	118,764	(1,741)	—	227,309	185,024	55,346	124,983
Total realized gains (losses) on investments	411,623	1,422,211	832,915	2,089,815	108,355	1,485,788	(26,380)	—	(29,244)	(6,598)	—	—
Change in unrealized appreciation (depreciation) of investments	(7,277,905)	(1,179,950)	(6,198,774)	152,154	(4,981,531)	(807,847)	(120,434)	—	(209,409)	74,405	—	—
Net increase (decrease) in net assets from operations	(6,720,200)	303,516	(5,526,724)	2,073,998	(4,729,279)	796,705	(148,555)	—	(11,344)	252,831	55,346	124,983
Contract transactions:
Transfers of net premiums	1,170,497	1,292,914	783,308	812,736	1,091,522	1,015,732	40,497	—	714,609	481,284	17,206,040	12,424,790
Transfers of surrenders and death benefits	(1,060,024)	(1,401,020)	(711,992)	(1,118,177)	(987,815)	(922,590)	(6,787)	—	(485,872)	(466,973)	(340,710)	(265,875)
Transfers of administrative charges	(19,476)	(20,581)	(13,174)	(14,726)	(17,081)	(15,333)	(29)	—	(11,142)	(7,545)	(35,250)	(25,956)
Transfers between subaccounts, including the Declared Interest Option account	(862,173)	1,205,852	(844,426)	(920,475)	(195,639)	1,876,053	619,589	—	1,394,070	1,875,044	(16,937,217)	(11,253,149)
Net increase (decrease) in net assets from contract transactions	(771,176)	1,077,165	(786,284)	(1,240,642)	(109,013)	1,953,862	653,270	—	1,611,665	1,881,810	(107,137)	879,810
Total increase (decrease) in net assets	(7,491,376)	1,380,681	(6,313,008)	833,356	(4,838,292)	2,750,567	504,715	—	1,600,321	2,134,641	(51,791)	1,004,793
Net assets at beginning of year	18,550,279	17,169,598	14,253,551	13,420,195	15,187,000	12,436,433	—	—	7,337,460	5,202,819	4,017,156	3,012,363
Net assets at end of year	$11,058,903	18,550,279	7,940,543	14,253,551	10,348,708	15,187,000	504,715	—	8,937,781	7,337,460	3,965,365	4,017,156

(Continued)

8

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2008 and 2007

	Income Securities		Small Cap Value		Small-Mid Cap		Mutual Shares		Global Income		Rising Dividends
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(436)	—	(2,278)	—	(482)	—	2,498	—	(170)	—	(63)	—
Total realized gains (losses) on investments	(2,416)	—	207	—	(755)	—	2,685	—	(746)	—	(254)	—
Change in unrealized appreciation (depreciation) of investments	(42,531)	—	(174,244)	—	(23,221)	—	(37,119)	—	5,090	—	(7,055)	—
Net increase (decrease) in net assets from operations	(45,383)	—	(176,315)	—	(24,458)	—	(31,936)	—	4,174	—	(7,372)	—
Contract transactions:
Transfers of net premiums	—	—	39,716	—	5,708	—	22,513	—	4,426	—	6,176	—
Transfers of surrenders and death benefits	—	—	(5,156)	—	(3,402)	—	(2,977)	—	(12)	—	—	—
Transfers of administrative charges	(5)	—	(38)	—	(4)	—	(4)	—	—	—	(5)	—
Transfers between subaccounts, including the Declared Interest Option account	182,913	—	772,358	—	123,038	—	144,491	—	132,691	—	35,886	—
Net increase (decrease) in net assets from contract transactions	182,908	—	806,880	—	125,340	—	164,023	—	137,105	—	42,057	—
Total increase (decrease) in net assets	137,525	—	630,565	—	100,882	—	132,087	—	141,279	—	34,685	—
Net assets at beginning of year	—	—	—	—	—	—	—	—	—	—	—	—
Net assets at end of year	$137,525	—	630,565	—	100,882	—	132,087	—	141,279	—	34,685	—

See accompanying notes to financial statements.

9

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Notes to Financial Statements

December 31, 2008 and 2007

(1)                     Organization and Significant Accounting Policies

(a)                   Organization

Southern Farm Bureau Life Variable Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Southern Farm Bureau Life Insurance Company (the Company) in accordance with the rules and regulations of the Insurance Department of the State of Mississippi. The Account is a funding vehicle for individual adjustable premium variable annuity contracts issued by the Company. The Account commenced operations in 2000.

At the direction of eligible contract owners, the Account invests in 23 investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

Subaccount	Invests exclusively in shares of
Fidelity Variable Insurance Products Funds:
Contrafund	VIP Contrafund Portfolio (Initial Class)
Growth	VIP Growth Portfolio (Initial Class)
High Income	VIP High Income Portfolio (Initial Class)
Index 500	VIP Index 500 Portfolio (Initial Class)
Mid-Cap	VIP Mid-Cap Portfolio (Initial Class)
Overseas	VIP Overseas Portfolio (Initial Class)
Equity-Income	VIP Equity-Income Portfolio (Initial Class)
Value Strategies	VIP Value Strategies Portfolio (Initial Class)
Dynamic Capital	VIP Dynamic Capital Appreciation Portfolio (Initial Class)
Investment Grade Bond	VIP Investment Grade Bond Portfolio (Initial Class)
Disciplined Small Cap	VIP Disciplined Small Cap Portfolio (Initial Class)

T. Rowe Price Equity Series, Inc.:
Equity Income	Equity Income Portfolio
Mid-Cap Growth	Mid-Cap Growth Portfolio
Personal Strategy Balanced	Personal Strategy Balanced Portfolio
Blue Chip	Blue Chip Growth Portfolio

T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond	Limited-Term Bond Portfolio
Prime Reserve	Prime Reserve Portfolio

Franklin Templeton Variable Insurance Products Trust:
Income Securities	Franklin Income Securities Fund (Class 1)
Small Cap Value	Franklin Small Cap Value Securities Fund (Class 1)
Small-Mid Cap	Franklin Small-Mid Cap Growth Securities Fund (Class 1)
Mutual Shares	Mutual Shares Securities Fund (Class 1)
Global Income	Templeton Global Income Securities Fund (Class 1)
Rising Dividends	Franklin Rising Dividends Securities Fund (Class 1)

(Continued)

10

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Notes to Financial Statements

December 31, 2008 and 2007

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and separate from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any business the Company may conduct.

Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account, which is held and administered by the Company. The DIO account is funded by the general account of the Company and pays interest at declared rates guaranteed for each contract year.

(b)                   Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

(c)                    Contract in Annuitization Period

On the retirement date of the contract, the annuitant may elect to receive a single sum payment or a fixed payment option as described in the prospectus. Upon the election of a fixed payment option, the accumulated value will be transferred to the Company’s general account where respective payments will be made.

(d)                   Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements.

(e)                    Fair Value Measurements

Investments in the Funds are stated at the closing net asset value per share on December 31, 2008, which approximates fair value. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

Effective January 1, 2008, the Account adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. The inputs are summarized into three broad categories.

(Continued)

11

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Notes to Financial Statements

December 31, 2008 and 2007

Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the reporting entity’s own assumptions in determining the fair value of the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2008, the Account’s investments in the Funds are valued within the above FAS 157 fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds’ underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Account sells and redeems shares at net asset value with the Funds. The characterization of the underlying securities held by the Funds in accordance with FAS No. 157 differs from the characterization of an investment in the Fund.

(2)                    Expense Charges

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charge: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the DIO account.

Surrender Charge: A surrender charge is imposed in the event of full or partial surrender during the first seven contract years. The amount charged is 7% of the amount surrendered during the first contract year and declines by 1% in each of the next six contract years. During the second through the seventh contract years, up to 10% of the accumulated value as of the most recent prior contract anniversary may be withdrawn without incurring a charge. After seven full contract years, no surrender charge is deducted.

Transfer Charge: The Company may currently charge $25 for the 13th and each additional transfer among the Subaccounts and the DIO account during a contract year.

(3)                    Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being

(Continued)

12

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Notes to Financial Statements

December 31, 2008 and 2007

made currently to the Account for federal income taxes. The Company reviews periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Effective January 1, 2007, the Account adopted FASB Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the Account’s net assets or results of operations. With limited exception, the Account is no longer subject to U.S. federal, state, and local audits by tax authorities for 2003 and earlier tax years.

(4)                    Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by the subaccounts were as follows during the year ended December 31, 2008:

	Cost of	Proceeds
Subaccount	purchases	from sales
Contrafund	$2,547,660	1,513,406
Growth	1,564,875	1,535,253
High Income	1,050,182	1,284,366
Index 500	2,053,791	1,671,668
Mid-Cap	4,599,954	1,412,335
Overseas	3,779,659	873,427
Equity-Income	699,081	10,029
Value Strategies	38,372	2,554
Dynamic Capital	52,064	4,682
Investment Grade Bond	1,011,743	36,983
Disciplined Small Cap	545,733	7,509
Equity Income	2,093,582	2,237,903
Mid-Cap Growth	1,274,178	1,605,264
Personal Strategy Balanced	2,168,541	2,043,377
Blue Chip	696,806	45,278
Limited-Term Bond	2,916,958	1,077,984
Prime Reserve	11,870,852	11,922,643
Income Securities	191,597	8,965
Small Cap Value	824,364	14,386
Small-Mid Cap	133,585	7,288
Mutual Shares	178,835	8,114
Global Income	148,259	11,324
Rising Dividends	47,600	5,564

(Continued)

13

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Notes to Financial Statements

December 31, 2008 and 2007

(5)                    Changes From Units Outstanding

Transactions in units of each subaccount were as follows for the years ended December 31, 2008 and 2007:

	2008			2007
			Net increase			Net increase
Subaccount	Purchased	Redeemed	(decrease)	Purchased	Redeemed	(decrease)
Contrafund	264,728	216,842	47,886	246,823	123,944	122,879
Growth	357,312	352,711	4,601	306,941	222,544	84,397
High Income	125,616	188,462	(62,846)	115,639	131,904	(16,265)
Index 500	334,074	315,531	18,543	295,739	218,688	77,051
Mid-Cap	248,037	163,429	84,608	231,728	73,899	157,829
Overseas	408,639	235,728	172,911	266,886	88,929	177,957
Equity-Income	104,623	13,978	90,645	—	—	—
Value Strategies	6,136	577	5,559	—	—	—
Dynamic Capital	9,392	4,265	5,127	—	—	—
Investment Grade Bond	128,486	27,876	100,610	—	—	—
Disciplined Small Cap	58,720	1,395	57,325	—	—	—
Equity Income	155,208	207,133	(51,925)	174,935	119,468	55,467
Mid-Cap Growth	88,906	138,439	(49,533)	64,645	137,123	(72,478)
Personal Strategy Balanced	221,784	235,967	(14,183)	215,214	87,701	127,513
Blue Chip	102,578	19,160	83,418	—	—	—
Limited-Term Bond	278,240	157,068	121,172	206,561	59,530	147,031
Prime Reserve	1,700,124	1,708,963	(8,839)	1,206,207	1,127,343	78,864
Income Securities	25,145	5,228	19,917	—	—	—
Small Cap Value	116,812	20,544	96,268	—	—	—
Small-Mid Cap	22,449	5,773	16,676	—	—	—
Mutual Shares	27,673	7,582	20,091	—	—	—
Global Income	17,912	3,827	14,085	—	—	—
Rising Dividends	6,045	1,271	4,774	—	—	—

(Continued)

14

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Notes to Financial Statements

December 31, 2008 and 2007

(6)                    Unit Values

The Account has presented the following summary of units outstanding, unit values, net assets, investment income ratios, ratios of expenses to average net assets, and total return ratios for the years ended December 31, 2008, 2007, 2006, 2005 and 2004:

					Ratio of
	As of December 31			Investment	expenses to
		Unit	Net	income	average	Total
	Units	value	assets	ratio (1)	net assets (2)	return (3)
Contrafund:
2008	1,188,421	$8.67	$10,302,733	1.03%	1.40%	(43.31)%
2007	1,140,535	15.29	17,441,343	1.00	1.40	15.96
2006	1,017,656	13.19	13,420,333	1.31	1.40	10.18
2005	801,718	11.97	9,595,927	0.25	1.40	15.32
2004	635,595	10.38	6,595,910	0.29	1.40	13.94
Growth:
2008	1,705,993	4.63	7,899,381	0.83	1.40	(47.90)
2007	1,701,392	8.89	15,120,729	0.81	1.40	25.20
2006	1,616,995	7.10	11,477,906	0.36	1.40	5.38
2005	1,415,538	6.74	9,535,051	0.47	1.40	4.33
2004	1,293,574	6.46	8,350,720	0.22	1.40	2.05
High Income:
2008	502,101	7.69	3,859,736	8.27	1.40	(26.02)
2007	564,947	10.39	5,870,412	8.01	1.40	1.36
2006	581,212	10.25	5,958,419	8.40	1.40	9.71
2005	490,910	9.34	4,587,449	15.20	1.40	1.19
2004	381,987	9.23	3,524,186	6.29	1.40	8.08
Index 500:
2008	1,431,184	6.62	9,476,373	2.22	1.40	(37.87)
2007	1,412,641	10.66	15,054,769	3.57	1.40	3.98
2006	1,335,590	10.25	13,689,363	1.59	1.40	14.14
2005	1,239,653	8.98	11,132,416	1.58	1.40	3.34
2004	1,026,917	8.69	8,920,328	1.15	1.40	9.14
Mid-Cap (4):
2008	804,562	11.40	9,170,186	0.47	1.40	(40.28)
2007	719,954	19.09	13,740,675	0.90	1.40	14.02
2006	562,125	16.74	9,409,066	0.26	1.40	11.15
2005	315,974	15.06	4,758,441	0.00	1.40	16.65
2004	69,592	12.91	898,139	0.00	1.40	29.10
Overseas:
2008	968,189	6.83	6,615,100	2.95	1.40	(44.58)
2007	795,278	12.33	9,805,014	3.34	1.40	15.68
2006	617,321	10.66	6,579,107	0.73	1.40	16.45
2005	432,007	9.15	3,953,594	0.54	1.40	17.46
2004	312,559	7.79	2,436,186	1.14	1.40	12.09
Equity-Income (5):
2008	90,645	5.84	529,442	6.98	1.40	(55.86)

(Continued)

15

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Notes to Financial Statements

December 31, 2008 and 2007

	As of December 31			Investment	Ratio of expenses to
		Unit	Net	income	average	Total
	Units	value	assets	ratio (1)	net assets (2)	return (3)
Value Strategies (5):
2008	5,559	$5.13	$28,536	3.03%	1.40%	(63.73)%
Dynamic Capital (5):
2008	5,127	6.23	31,917	1.17	1.40	(51.36)
Investment Grade Bond (5):
2008	100,610	9.52	957,347	—	1.40	(7.28)
Disciplined Small Cap (5):
2008	57,325	7.00	401,273	1.65	1.40	(41.87)
Equity Income:
2008	912,927	12.11	11,058,903	2.34	1.40	(36.99)
2007	964,852	19.23	18,550,279	1.73	1.40	1.83
2006	909,385	18.88	17,169,598	1.61	1.40	17.33
2005	788,957	16.09	12,695,586	1.63	1.40	2.48
2004	609,447	15.70	9,568,523	1.66	1.40	13.36
Mid-Cap Growth:
2008	745,893	10.65	7,940,543	—	1.40	(40.59)
2007	795,426	17.92	14,253,551	0.22	1.40	15.89
2006	867,904	15.46	13,420,195	0.00	1.40	5.17
2005	869,503	14.70	12,784,201	0.00	1.40	13.16
2004	832,793	12.99	10,819,841	0.00	1.40	16.71
Personal Strategy Balanced:
2008	959,075	10.79	10,348,708	2.45	1.40	(30.85)
2007	973,258	15.60	15,187,000	2.24	1.40	6.12
2006	845,745	14.70	12,436,433	2.15	1.40	10.31
2005	672,225	13.33	8,960,840	1.83	1.40	4.96
2004	539,109	12.70	6,846,400	2.14	1.40	11.21
Blue Chip (5):
2008	83,418	6.05	504,715	0.27	1.40	(53.43)
Limited-Term Bond:
2008	681,389	13.12	8,937,781	4.00	1.40	0.15
2007	560,217	13.10	7,337,460	4.33	1.40	4.01
2006	413,186	12.59	5,202,819	4.00	1.40	2.63
2005	299,777	12.27	3,678,086	3.58	1.40	0.33
2004	206,175	12.23	2,520,959	3.27	1.40	(0.24)
Prime Reserve:
2008	342,585	11.57	3,965,365	2.65	1.40	1.26
2007	351,424	11.43	4,017,156	4.78	1.40	3.43
2006	272,560	11.05	3,012,363	4.54	1.40	3.16
2005	182,580	10.71	1,956,116	2.79	1.40	1.32
2004	138,935	10.57	1,468,362	0.95	1.40	(0.47)

(Continued)

16

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

Notes to Financial Statements

December 31, 2008 and 2007

	As of December 31			Investment	Ratio of expenses to
		Unit	Net	income	average	Total
	Units	value	assets	ratio (1)	net assets (2)	return (3)
Income Securities (5):
2008	19,917	$6.90	$137,525	0.44%	1.40%	(43.07)%
Small Cap Value (5):
2008	96,268	6.55	630,565	0.28	1.40	(47.45)
Small-Mid Cap (5):
2008	16,676	6.05	100,882	—	1.40	(53.44)
Mutual Shares (5):
2008	20,091	6.57	132,087	3.95	1.40	(47.16)
Global Income (5):
2008	14,085	10.03	141,279	0.72	1.40	0.46
Rising Dividends (5):
2008	4,774	7.27	34,685	0.60	1.40	(38.49)

(1)                    These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)                    These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)                    These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(4)                    Subaccount commenced operations on May 1, 2004.

(5)                    Subaccount commenced operations on May 1, 2008.

17

Report of Independent Registered Public Accounting Firm

The Board of Directors
Southern Farm Bureau Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and stockholders’ equity of Southern Farm Bureau Life Insurance Company as of December 31, 2008 and 2007, and the related statutory statements of earnings, changes in stockholders’ equity and cash flow for each of the years in the three-year period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Mississippi Insurance Department, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Southern Farm Bureau Life Insurance Company as of December 31, 2008 and 2007, or the results of its operations or its cash flow for each of the years in the three-year period ended December 31, 2008.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and stockholders’ equity of Southern Farm Bureau Life Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2008, on the basis of accounting described in note 1.

As discussed in note 1(c), as of January 1, 2006, the Company changed its method of accounting for its investments in low income housing tax credits in accordance with Statement of Statutory Accounting Principles No. 93, Accounting for Low Income Housing Tax Credit Property Investments.

Our audits were made for the purpose of forming an opinion on the basic statutory financial statements taken as a whole. The supplementary information included in Schedules 1 – 6 is presented for purposes of additional analysis and is not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic statutory financial statements taken as a whole.

/s/ KPMG LLP

Jackson, Mississippi April 30, 2009

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,

Liabilities and Stockholders’ Equity

December 31, 2008 and 2007

	2008	2007
Admitted Assets

Investments:
Bonds, at amortized cost (fair value of $6,322,803,200 in 2008 and $6,468,828,082 in 2007)	$6,540,326,566	6,420,719,128

Stocks:
Preferred stocks, at cost (fair value of $82,572,938 in 2008 and $80,450,945 in 2007)	104,542,086	78,983,927
Common stocks, at fair value (cost of $372,547,265 in 2008 and $370,931,647 in 2007)	291,361,559	468,179,007

Total stocks	395,903,645	547,162,934

Mortgage loans	1,381,363,348	1,258,652,259

Real estate:
Home office property, at cost, less accumulated depreciation of $20,580,667 in 2008 and $20,014,561 in 2007	12,711,469	13,277,577
Investments in subsidiaries	7,079,276	6,791,852
Partnership interests, at approximate equity in net assets	550,913,484	499,149,638
Cash and short-term investments, at cost, which approximates fair value	320,161,888	400,541,203
Policy loans	396,606,000	377,273,565
Receivable for securities	2,042,900	1,958,775

Total investments	9,607,108,576	9,525,526,931

Federal income taxes recoverable	15,211,074	—
Deferred income taxes	24,857,565	26,036,576
Premiums deferred and uncollected	162,510,462	150,735,169
Accrued investment income	100,414,221	96,691,653
Other receivables and other assets	9,119,086	7,053,191
Separate account assets	98,089,741	141,501,836
	$10,017,310,725	9,947,545,356

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,

Liabilities and Stockholders’ Equity

December 31, 2008 and 2007

	2008	2007
Liabilities and Stockholders’ Equity

Aggregate policy reserves:
Life and annuity policies and contracts	$7,245,526,977	6,940,378,790
Accident and health contracts	69,153,771	62,424,025
Supplementary contracts	26,632,364	25,111,542

Total aggregate policy reserves	7,341,313,112	7,027,914,357

Policy and contract claims	25,966,770	28,208,410

Policyholders’ funds:
Premiums received in advance	595,476	670,997
Funds on deposit	3,431,939	3,154,693
Accrued policy dividends	49,490,536	48,570,412
Dividends left on deposit	297,453,162	301,136,971

Total policyholders’ funds	350,971,113	353,533,073

Pension plan administration funds	488,555,768	535,774,422

General liabilities:
Taxes, other than federal income taxes	6,839,750	5,525,920
Federal income taxes	4,189,755	8,786,354
Due to subsidiaries and other affiliates	5,878,927	8,357,610
Commissions	10,656,640	6,509,679
Notes payable	4,907,939	23,604,512
Accounts payable and other liabilities	59,711,852	55,722,752

Total general liabilities	92,184,863	108,506,827

Asset valuation reserve	49,591,205	164,915,098
Separate account liabilities	98,089,741	141,501,836

Total liabilities	8,446,672,572	8,360,354,023

Stockholders’ equity:
Common stock of $100 par value. Authorized 20,000 shares; issued and outstanding 15,000 shares	1,500,000	1,500,000
Additional paid-in capital	400,000	400,000
Unassigned surplus	1,568,738,153	1,585,291,333

Total stockholders’ equity	1,570,638,153	1,587,191,333
	$10,017,310,725	9,947,545,356

See accompanying notes to statutory financial statements.

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Statutory Statements of Earnings

Years ended December 31, 2008, 2007, and 2006

	2008	2007	2006
Income:
Premiums and other considerations:
Life premiums	$508,630,772	495,102,451	477,292,466
Annuity premiums and other fund deposits	249,187,259	146,853,986	201,970,509
Accident and health premiums	23,001,284	23,939,090	25,222,061
Supplementary contracts	10,861,704	9,717,448	11,421,189
Investment income, net of expenses of $13,581,990 in 2008, $13,615,408 in 2007, and $13,375,647 in 2006	505,685,832	522,663,863	494,084,874
Separate account fees and other	2,098,419	2,246,994	2,122,989

Total income	1,299,465,270	1,200,523,832	1,212,114,088

Benefits and reserve changes:
Death benefits	158,402,087	160,620,191	148,218,243
Accident and health benefits	10,254,435	9,329,021	10,714,904
Surrender and other life insurance benefits	338,878,949	406,127,976	360,915,123
Annuity benefits	45,745,876	49,006,650	47,392,326
Net increase in aggregate reserves, certain funds on deposit, and loading on deferred and uncollected premiums	302,404,714	113,119,397	202,344,772
Interest on policy and contract funds	27,914,315	40,488,684	44,014,220
Payments on supplementary contracts	15,022,578	14,770,004	14,367,238

Total benefits and reserve changes	898,622,954	793,461,923	827,966,826

Other operating expenses:
Commissions	60,888,266	54,209,310	53,386,554
General insurance expenses	115,923,682	115,100,984	112,491,063
Taxes, licenses and fees	18,004,778	17,600,287	16,256,339

Total other operating expenses	194,816,726	186,910,581	182,133,956

Earnings before policyholders’ dividends, federal income taxes and realized investment gains (losses)	206,025,590	220,151,328	202,013,306

Policyholders’ dividends	48,348,462	47,385,358	46,610,736

Earnings before federal income taxes and realized investment gains (losses)	157,677,128	172,765,970	155,402,570

Federal income taxes	34,558,329	48,246,590	40,362,702

Earnings before realized investment gains (losses)	123,118,799	124,519,380	115,039,868

Realized investment gains (losses)	(74,455,141)	34,678,686	75,899,174
Adjusted for:
Federal income taxes	15,211,074	(19,101,094)	(17,599,094)
Transfer from (to) interest maintenance reserve	(781,587)	3,630,950	(8,379,509)

Realized investment gains (losses), net	(60,025,654)	19,208,542	49,920,571

Net earnings	$63,093,145	143,727,922	164,960,439

See accompanying notes to statutory financial statements.

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Statutory Statements of Changes in Stockholders’ Equity

Years ended December 31, 2008, 2007, and 2006

		Additional
	Common	paid-in	Unassigned
	stock	capital	surplus
Balance, December 31, 2005	$1,500,000	400,000	1,290,383,991

Cumulative effect of change in accounting principles	—	—	(36,050,248)
Net earnings	—	—	164,960,439
Change in unrealized investment gains, net	—	—	66,670,296
Change in equity of subsidiaries	—	—	208,221
Decrease in asset valuation reserve	—	—	734,427
Decrease in nonadmitted assets	—	—	15,144,774
Change in net deferred income taxes	—	—	(20,606,363)
Cash dividends to stockholders	—	—	(119,000)

Balance, December 31, 2006	1,500,000	400,000	1,481,326,537

Net earnings	—	—	143,727,922
Change in unrealized investment gains, net	—	—	(33,277,789)
Change in equity of subsidiaries	—	—	347,917
Decrease in asset valuation reserve	—	—	10,015,317
Increase in nonadmitted assets	—	—	(32,720,456)
Change in net deferred income taxes	—	—	14,686,135
Other	—	—	1,302,000
Cash dividends to stockholders	—	—	(116,250)

Balance, December 31, 2007	1,500,000	400,000	1,585,291,333

Net earnings	—	—	63,093,145
Change in unrealized investment losses, net	—	—	(115,512,167)
Change in equity of subsidiaries	—	—	287,424
Decrease in asset valuation reserve	—	—	115,323,893
Increase in nonadmitted assets	—	—	(91,918,928)
Change in net deferred income taxes	—	—	25,750,331
Change in reserve valuation basis	—	—	(15,207,861)
Other	—	—	1,743,783
Cash dividends to stockholders	—	—	(112,800)

Balance, December 31, 2008	$1,500,000	400,000	1,568,738,153

See accompanying notes to statutory financial statements.

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2008, 2007, and 2006

	2008	2007	2006
Cash from operations:
Premiums, annuity considerations, and other fund deposits	$767,144,341	650,619,291	687,693,717
Other premiums, considerations and deposits collected	10,861,704	9,717,448	11,421,189
Reinsurance reserve adjustments received on reinsurance ceded	6,746,122	7,305,029	8,260,722
Investment income received	509,036,877	523,944,364	486,961,490
Separate account fees and other income received	2,098,416	2,246,994	2,122,989

	1,295,887,460	1,193,833,126	1,196,460,107
Life and accident and health claims paid	(171,893,209)	(170,242,371)	(157,201,104)
Surrender benefits paid	(337,883,902)	(405,078,376)	(360,098,518)
Annuity and other benefits paid to policyholders	(62,766,483)	(65,898,307)	(63,699,509)

	(572,543,594)	(641,219,054)	(580,999,131)
Commissions, taxes and other expenses paid	(206,694,035)	(201,104,450)	(202,132,144)
Dividends paid to policyholders	(32,296,586)	(31,244,999)	(37,982,701)
Federal income taxes paid	(45,092,112)	(52,515,050)	(58,644,562)

	(284,082,733)	(284,864,499)	(298,759,407)

Net cash from operations	439,261,133	267,749,573	316,701,569

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	720,156,971	854,022,847	1,578,142,471
Common and preferred stocks	82,632,548	130,479,780	212,235,094
Mortgage loans	77,652,135	136,095,868	127,869,041
Real estate	—	1,155,000	56,992
Other invested assets	58,165,877	82,169,432	61,611,071
Federal income taxes paid on net capital gains	—	(19,101,094)	(17,599,094)

Total investment proceeds	938,607,531	1,184,821,833	1,962,315,575

Cost of investments acquired:
Bonds	(877,121,137)	(889,217,805)	(1,839,915,209)
Common and preferred stocks	(131,876,023)	(99,944,477)	(154,749,009)
Mortgage loans	(200,358,557)	(153,272,333)	(159,890,943)
Real estate	—	—	(3,357)
Other invested assets	(127,869,126)	(152,658,365)	(144,285,521)

Total investments acquired	(1,337,224,843)	(1,295,092,980)	(2,298,844,039)

Net increase in policy loans	(19,332,435)	(13,764,020)	(11,568,380)

Net cash from investments	(417,949,747)	(124,035,167)	(348,096,844)

Cash from financing and miscellaneous sources:
Advances on notes payable	—	10,000,000	10,041,365
Payments on notes payable	(18,696,573)	(17,596,939)	(20,587,727)
Other cash provided	20,491,270	17,755,241	6,529,711
Dividends paid to stockholders	(112,800)	(116,250)	(119,000)
Cash applied for settlement of Group Deposit Administration Contract liability	(70,544,284)	—	—
Other cash applied	(32,828,314)	(5,608,824)	(26,780,910)

Net cash from financing and miscellaneous sources	(101,690,701)	4,433,228	(30,916,561)

Net increase (decrease) in cash and short-term investments	(80,379,315)	148,147,634	(62,311,836)

Cash and short-term investments:
Beginning of year	400,541,203	252,393,569	314,705,405

End of year	$320,161,888	400,541,203	252,393,569

See accompanying notes to statutory financial statements.

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

(1)                     Corporate Structure, Basis of Presentation and Summary of Significant Accounting Policies

(a)                    Corporate Structure

Southern Farm Bureau Life Insurance Company (the Company) operates under the control of the Farm Bureaus in the states of Arkansas, Florida, Georgia, Kentucky, Louisiana, Mississippi, North Carolina, South Carolina, Texas, and Virginia. Because the Company operates solely within 10 Southeastern states, the Company is subject to regulatory and market risks within that geographic area.

The following are the Company’s direct subsidiaries:

Percentage
owned as of
December 31,
2008 and 2007
Southern Capital Life Insurance Company (Southern Capital)	100%
Southern Farm Bureau Fund Distributor, Inc.	100%

(b)                    Nature of Business

The Company is primarily engaged in the business of providing a portfolio of the usual forms of ordinary life insurance on a participating basis, term, universal, and group life insurance, annuities, and accident and health coverages.

(c)                     Basis of Presentation

The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Mississippi Insurance Department, which is a comprehensive basis of accounting other than U.S. generally accepted accounting principles (GAAP). Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no significant permitted accounting practices that vary from prescribed accounting practices.

On January 1, 2006, the Company reported a change in accounting principles that was mandated by the NAIC through the application of Statement of Statutory Accounting Principles (SSAP) No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This change required the Company to decrease unassigned surplus by $36,050,248 that was primarily offset by a decrease to unrealized capital losses on these investments. Prior to the adoption of SSAP No. 93, the Company accounted for these investments in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and were recorded based on the underlying audited GAAP equity of the investee. Under SSAP No. 93, these investments are initially carried at cost, and the excess of the carrying amount of the investment over its estimated residual value is amortized over the period in which tax benefits are allocated to the Company.

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

(d)                    Differences Between Statutory Accounting Principles and U.S. Generally Accepted Accounting Principles

Statements of Statutory Accounting Principles (SSAP) differ from GAAP in several respects, which cause differences in reported assets, liabilities, stockholders’ equity (statutory capital and surplus), net earnings and cash flows. The principal SSAP which differ from GAAP include:

•                  Investments in wholly owned subsidiaries are accounted for using the modified equity method (equity in earnings or losses determined on a statutory basis is included in unassigned surplus rather than earnings) and are treated as unconsolidated investments rather than being consolidated in accordance with Statement of Financial Accounting Standards (SFAS) No. 94, Consolidation of All Majority-Owned Subsidiaries.

•                  Eligible bonds are carried at amortized cost and eligible preferred stocks are carried at cost. Other bonds and preferred stocks are carried in accordance with valuations established by the NAIC, generally at fair value. Under GAAP, bonds categorized as held to maturity are carried at amortized cost, while bonds categorized as available for sale or trading are carried at fair value.

•                  Certain assets, designated as nonadmitted assets, have been deducted from unassigned surplus. Under GAAP, such amounts are carried at amortized cost with the appropriate valuation allowance, when necessary.

•                  Aggregate reserves for life, annuities and accident and health are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Morbidity assumptions are based on the Company’s experience. Under GAAP, the reserves are based on either (i) the present value of future benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired or (ii) the account value for certain contracts without significant life contingencies.

•                  The interest maintenance reserve (IMR) represents the deferral of interest-related realized gains and losses, net of tax, on primarily fixed maturity investments, which are amortized into income over the remaining life of the investment sold. No such reserve is required under GAAP.

•                  Deferred income taxes are recognized for both SSAP and GAAP; however, the amount permitted to be recognized is generally more restrictive under SSAP. In addition, under GAAP, uncertain tax positions are recognized and measured in accordance with Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109, but for statutory purposes, the amount of such tax exposures is subject to the SSAP No. 5 “estimate and probable” standard.

•                  The asset valuation reserve (AVR) represents a contingency reserve for credit-related risk on most invested assets of the Company and is charged to statutory surplus. No such reserve is required under GAAP.

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

•                  Policy acquisition costs are expensed as incurred, while under GAAP, these costs are deferred and recognized over either (1) the expected premium paying period or (2) the estimated life of the contract.

•                  Reserves are reported net of ceded reinsurance; under GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with reinsurance receivable being reflected as an asset.

•                  The Statements of Earnings are different in certain respects, with life and annuity premiums being recognized as revenue when the policies and contracts are issued. Accident and health premiums are earned on a pro rata basis over the term of the policies. Under GAAP, premiums on life insurance policies are recognized when due; premiums on annuity contracts are not recognized as revenue but as deposits, including those held in Separate Accounts.

•                  Revenues for universal life policies and investment products consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits represent the excess of benefits paid over the policy account values and interest credited to the account values.

•                  The Statements of Cash Flow differs in certain respects from the presentation required by SFAS No. 95, Statement of Cash Flows, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities, at the time of acquisition, of one year or less. For statutory purposes, there is no reconciliation between net income and cash from operations.

•                  The provision for participating policyholders’ dividends is determined by the board of directors rather than being recorded ratably over the premium-paying period in accordance with dividend scales contemplated at the time the policies were issued.

•                  Pension expense and the related financial statement disclosures are not determined in accordance with SFAS No. 87, Employers’ Accounting for Pensions, as amended by SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans.

•                  In accordance with SSAP No. 93, investments in low income housing tax credits are accounted for using the amortized cost method in accordance with GAAP with a modification to include tax benefits during the holding period.

•                  Postretirement benefits expense and the related financial statement disclosures are not determined in accordance with SFAS No. 106, Employers’ Accounting for Postretirement Benefits Other Than Pensions, as amended by SFAS No. 158.

•                  The statutory basis financial statements do not include reporting and display of comprehensive income and its components as specified under GAAP.

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

The aggregate effect on the accompanying statutory financial statements of the variations from GAAP has not been determined, but is presumed to be material.

The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities (including disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)                     Recognition of Revenue and Related Expenses

Life premiums are recognized as income over the premium paying period of the related policies. For accident and health contracts, premiums are earned on a pro rata basis over the applicable policy period. Premiums and fund deposits for universal life, single premium immediate annuity and single premium deferred annuity contracts are reported as revenue when collected. Benefits and other fund withdrawals are expensed as incurred. Policy acquisition and maintenance expenses are charged to operations as incurred.

(f)                       Financial Instruments

Investments in bonds are generally stated at amortized cost, except for bonds where the NAIC rating has fallen to 6 and the NAIC fair value has fallen below amortized cost, in which case they are carried at NAIC fair value.  Interest revenue is recognized when earned.

Amortization of premiums and discounts on mortgage and asset-backed bonds is based on anticipated prepayments at the date of purchase, with significant changes in estimated cash flows from original purchase assumptions recognized using the retrospective method.  Prepayment assumptions for mortgage and asset-backed bonds are obtained from broker-dealer surveys or internal estimates.  Amortization is accounted for using a method that approximates the interest method.

Common stock of unaffiliated companies is carried at fair value.  Investments in common stocks of wholly owned subsidiaries (see note 1(a)) are valued at the statutory equity of the subsidiaries as described in the Purposes and Procedures Manual of the Securities Valuation Office of the NAIC.  Dividends from subsidiaries are recorded as income when paid.  No dividends were received from the Company’s subsidiaries during 2008, 2007 or 2006.

Preferred stocks are carried at cost, except where the NAIC rating is 4 or below and the NAIC fair value has fallen below amortized cost, in which case it is carried at NAIC fair value.

The Company periodically reviews each investment to evaluate the necessity of recording impairment losses for other than temporary declines in the fair value of investments. The Company considers the following factors in determining that a decline in value is other than temporary:  the extent and duration of the decline, the reason for the decline (either interest or credit related), the current conditions and near term financial prospects of the issuer, or the Company’s ability and intent to hold the security for a period of time sufficient to allow for recovery.  If management determines that the decline in fair value is other than temporary, the cost of the investment is adjusted to fair value and a realized loss is recognized in the statutory statement of earnings.  Subsequent recoveries in fair value are not recognized until the security is sold.  The total other than

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

temporary impairment loss recognized in 2008 was $30,925,412 for bonds, $0 for preferred stocks, $25,736,439 for common stocks, and $6,270,832 for partnership interests.  The total other than temporary impairment loss recognized in 2007 was $1,861,200 for bonds, $239,990 for preferred stocks, $3,340,450 for common stocks, and $7,835,280 for partnership interests.  The total other than temporary impairment loss recognized in 2006 was $0 for bonds, preferred stocks, and common stocks, and $15,541,575 for partnership interests.

Short-term investments are stated at cost, which approximates fair value. Real estate is stated at depreciated cost. Real estate held for sale is carried at the lower of depreciated cost or fair value less encumbrances and estimated costs to sell the property. Mortgage loans and policy loans are stated at their unpaid principal balance, less an allowance for loan losses, if any. At December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, the Company had no impaired loans. Limited partnership interests are accounted for using a method that approximates the equity method.

Low income housing tax credit property investments are initially recorded at cost and the excess of the carrying amount of the investment over its estimated residual value is amortized over the period in which tax benefits are allocated to the Company. The amount amortized during 2008 and 2007 was approximately $19,100,000 and $18,100,000, respectively, and is reflected as a component of net investment income. The number of remaining years of unexpired tax credits varies from 3 to 12 years with a weighted average of 7.9 years. The required holding period varies from 5 to 16 years with a weighted average of 12.0 years.

Realized investment gains and losses, determined on a specific identification basis, are reduced by amounts transferred to IMR and are reflected as an element of net income, net of related income taxes. For bonds and preferred stock carried at NAIC fair value, the difference between amortized cost and fair value is treated as an unrealized loss in unassigned surplus. Changes in fair values of common stock and changes in statutory equity of unconsolidated subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

(g)                    Nonadmitted Assets

Certain assets, principally furniture, equipment, agents’ debit balances, IMR debit balances, prepaid expenses, and certain deferred income tax assets have been designated as non admitted assets and excluded from assets by a charge to statutory surplus.  Changes in these assets are presented as changes in unassigned surplus.

(h)                    Aggregate Reserves

Policy reserves on annuity and supplementary contracts are calculated using the Commissioners’ Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year.

Policy reserves on life contracts are based on statutory mortality and valuation interest rates using the Commissioners’ Reserve and Valuation Method or the Net Level Premium Reserve Method. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year. Liabilities for life policy reserves and interest-sensitive

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals.

Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates, mortality or morbidity assumptions and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum of guaranteed policy cash values or the amounts required by law.

(i)                       Policy and Contract Claims and Claims Adjustment Expenses

The liability for claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The liability includes a provision for (a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer, and (c) claims adjustment expenses.

Reserve estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

(j)                       Interest Maintenance Reserve

The interest maintenance reserve (IMR) represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments. These gains and losses are amortized into income on a level yield method over the estimated remaining life of the investment sold or called.

(k)                    Asset Valuation Reserve

The asset valuation reserve (AVR) is a reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

(l)                       Federal Income Taxes

The Company files a consolidated federal income tax return that includes the operating results of the Company and its wholly owned subsidiaries. Income taxes are allocated to the subsidiaries as if they filed separate federal income tax returns.

The Company’s method of accounting for income taxes is the liability method. Under the liability method, deferred tax assets and liabilities are adjusted to reflect changes in statutory tax rates resulting in income adjustments in the period such changes are enacted. Deferred income taxes are recognized, subject to statutory limitations, for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the temporary difference is expected to reverse.

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

(m)                 Reinsurance

Reinsurance premiums, commissions, expense reimbursement, claims and claims adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

(n)                    Guaranty Fund Assessments

State guaranty fund assessments are recognized when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated. In addition, the Company may recognize an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

(o)                    Electronic Data Processing (EDP) Equipment and Software

EDP equipment and operating software are admitted assets to the extent they conform to the requirement of SSAP No. 16, EDP Equipment and Software. Depreciation expense related to these assets was $1,183,346 in 2008, $777,601 in 2007, and $639,641 in 2006.

Accumulated depreciation related to these assets totaled $5,371,893 and $4,401,121 for December 31, 2008 and 2007, respectively. An accelerated depreciation method (MACRS) is the method used by the Company to compute depreciation.

(p)                    Assets Held in Separate Accounts and Liabilities Related to Separate Accounts

Separate account assets and liabilities reported in the accompanying statutory statements of admitted assets, liabilities and stockholders’ equity represent funds that are separately administered for variable annuity and variable life contracts and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying statutory financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in separate account fees and other income on the statutory statements of earnings.

(q)                    Reclassifications

Certain prior period amounts have been reclassified to conform with the current year presentation. These reclassifications have no impact on stockholders’ equity or net earnings.

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

(2)                     Financial Instruments

(a)                    Admitted Bonds and Preferred and Common Stocks

At December 31, 2008 and 2007, the cost or amortized cost, gross unrealized gains and losses, and NAIC fair values of the Company’s admitted bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

	Cost or	Gross	Gross
	amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
2008:
Bonds:
U.S. Treasury securities and obligations of U.S.Government corporations and agencies	$86,690,280	26,556,896	(246,761)	113,000,415
Mortgage-backed securities	1,527,997,385	48,511,716	(33,284,854)	1,543,224,247
Corporate and other securities	4,925,638,901	75,257,907	(334,318,270)	4,666,578,538
Total bonds	$6,540,326,566	150,326,519	(367,849,885)	6,322,803,200
Preferred stocks	$104,542,086	21,984	(21,991,132)	82,572,938
Common stocks	372,547,265	16,119,010	(97,304,716)	291,361,559
Total stocks	$477,089,351	16,140,994	(119,295,848)	373,934,497
2007:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$299,728,368	23,805,505	(728,309)	322,805,564
Mortgage-backed securities	1,467,648,322	24,245,195	(11,775,076)	1,480,118,441
Corporate and other securities	4,653,342,438	93,815,648	(81,254,009)	4,665,904,077
Total bonds	$6,420,719,128	141,866,348	(93,757,394)	6,468,828,082
Preferred stocks	$78,983,927	2,199,418	(732,400)	80,450,945
Common stocks	370,931,647	136,321,213	(39,073,853)	468,179,007
Total stocks	$449,915,574	138,520,631	(39,806,253)	548,629,952

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

The estimated fair value and unrealized losses for debt and equity securities in an unrealized loss position at December 31, 2008 and 2007 were as follows:

	Held less than 12 months		Held 12 months or more		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
2008	fair value	losses	fair value	losses	fair value	losses

Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$5,735,169	(246,761)	—	—	5,735,169	(246,761)
Mortgage-backed securities	313,522,317	(28,720,621)	56,847,112	(4,564,233)	370,369,429	(33,284,854)
Corporate and other securities	1,967,040,146	(165,604,412)	1,072,307,295	(168,713,858)	3,039,347,441	(334,318,270)
Total bonds	$2,286,297,632	(194,571,794)	1,129,154,407	(173,278,091)	3,415,452,039	(367,849,885)
Preferred stocks	$55,955,338	(19,734,732)	7,673,000	(2,256,400)	63,628,338	(21,991,132)
Common stocks	202,243,269	(89,013,739)	2,224,565	(8,290,977)	204,467,834	(97,304,716)
Total stocks	$258,198,607	(108,748,471)	9,897,565	(10,547,377)	268,096,172	(119,295,848)

	Held less than 12 months		Held 12 months or more		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
2007	fair value	losses	fair value	losses	fair value	losses

Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$61,913,508	(620,236)	3,415,174	(108,073)	65,328,682	(728,309)
Mortgage-backed securities	221,457,910	(6,581,969)	115,423,822	(5,193,107)	336,881,732	(11,775,076)
Corporate and other securities	912,202,609	(33,175,261)	1,088,580,367	(48,078,748)	2,000,782,976	(81,254,009)
Total bonds	$1,195,574,027	(40,377,466)	1,207,419,363	(53,379,928)	2,402,993,390	(93,757,394)
Preferred stocks	$9,650,000	(279,400)	6,747,000	(453,000)	16,397,000	(732,400)
Common stocks	68,669,787	(28,088,018)	14,018,416	(10,985,835)	82,688,203	(39,073,853)
Total stocks	$78,319,787	(28,367,418)	20,765,416	(11,438,835)	99,085,203	(39,806,253)

The fair value of corporate bonds and other securities was affected by wider credit spreads during the year due to deteriorating conditions within the U.S. and global economies. This was the case for the CMBS portion of the mortgage-backed security component as well.  Wider spreads were partially offset with a decline in U.S. Treasury rates as market participants sought the safety of government-backed Treasury securities. Residential mortgage-backed securities benefited from announced programs of the Federal Reserve and Treasury to purchase agency-backed residential mortgage securities issued by Fannie Mae and Freddie Mac.  Preferred and common stocks were negatively affected by weakness in the U.S. economy, primarily in the fourth quarter. In accordance with its

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

policy described in note 1(f), the Company concluded that these investments are not other than temporarily impaired.

Due to the subjective nature of the Company’s analysis and estimates of fair value along with the judgment that must be applied in the analysis, it is possible that the Company could reach a different conclusion whether or not to impair a security if it had access to additional information about the investee.  Investment securities are exposed to various risks, such as interest rate, market and credit.  Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is reasonably possible that changes in risks in the near term could result in other than temporary impairment recorded in the statutory statements of earnings.

The scheduled maturity distribution of the bond portfolio at December 31, 2008 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
	cost	fair value
Due in one year or less	$294,410,613	295,829,650
Due after one year through five years	1,602,363,497	1,541,209,463
Due after five years through ten years	2,111,253,173	1,981,934,530
Due after ten years	1,004,301,898	960,605,310
	5,012,329,181	4,779,578,953
Mortgage-backed securities	1,527,997,385	1,543,224,247
	$6,540,326,566	6,322,803,200

As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $5,714,417 and $5,644,562 at December 31, 2008 and 2007, respectively.

The credit quality of the bond portfolio at December 31, 2008 and 2007 follows. The quality ratings represent NAIC designations.

	2008		2007
	Amortized		Amortized
	cost	Percent	cost	Percent
Class 1 – highest quality	$4,463,060,805	68.2%	$4,585,425,602	71.4%
Class 2 – high quality	2,004,943,403	30.7	1,780,076,869	27.7
Class 3 – medium quality	32,609,912	0.5	29,589,941	0.5
Class 4 – low quality	23,199,728	0.4	7,994,319	0.1
Class 5 – lower quality	7,428,806	0.1	12,124,758	0.2
Class 6 – in or near default	9,083,912	0.1	5,507,639	0.1
	$6,540,326,566	100.0%	$6,420,719,128	100.0%

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

Bonds with ratings ranging from AAA/Aaa to BBB/Baa3, as assigned by a rating service such as Standard and Poor’s Corporation or Moody’s Investment Services, are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but are considered to be investment grade securities. The NAIC regards agencies and treasuries and A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), all C ratings as Class 5 (lower quality), and D ratings as Class 6 (in or near default).

(b)                      Common Stocks of Affiliates

The Company’s wholly owned subsidiaries are accounted for using the modified equity method rather than being consolidated in accordance with SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A summary of the principal unconsolidated subsidiary’s financial position and operating results, prepared on a statutory basis, follows:

Southern Capital Life Insurance Company  – Unaudited

	2008	2007
Total admitted assets	$6,863,995	6,615,134
Total liabilities	161,615	164,110
Capital stock and surplus	6,702,380	6,451,024
Net earnings	251,356	251,530

(c)                       Mortgage Loans

At December 31, 2008 and 2007, the Company’s mortgage loan portfolio consisted of $1,381,363,348 and $1,258,652,259 of first lien mortgage loans, respectively. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and have a maximum loan-to-value ratio of 75% at the date of origination. The Company generally does not engage in construction lending or land loans. At December 31, 2008, approximately 17.20% and 12.39% of the Company’s mortgage loans have underlying collateral located in the states of California and Florida, respectively. The minimum and maximum interest rates on mortgage loans originated during 2008 were 5.00% and 7.25%, compared to 5.54% and 6.35% during 2007, and 5.35% and 6.44% during 2006, respectively. The portfolio consisted of loans with an average loan balance of $2,896,068 at December 31, 2008 compared to $2,742,305 at December 31, 2007. All of the Company’s mortgages were in good standing with no principal or interest payments delinquent more than 90 days as of December 31, 2008 and 2007.

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

(d)                      Net Investment Income

For the years ended December 31, 2008, 2007, and 2006, the sources of investment income of the Company were as follows:

	2008	2007	2006
Bonds	$381,099,299	381,662,803	374,175,192
Preferred and common stocks	12,984,632	9,646,655	11,633,315
Mortgage loans	80,787,206	79,819,595	80,960,908
Policy loans	26,098,732	24,905,282	24,048,192
Short-term investments	9,310,831	17,675,251	13,146,538
Other	8,987,122	22,569,685	3,496,376
Gross investment income	519,267,822	536,279,271	507,460,521
Investment expenses	(13,581,990)	(13,615,408)	(13,375,647)
Net investment income	$505,685,832	522,663,863	494,084,874

Proceeds from sales of bonds during 2008, 2007, and 2006 were $174,332,436, $152,797,938, and $934,005,352, respectively. Gross gains of $7,761,332 in 2008, $141,754 in 2007, $56,026,069 in 2006, and gross losses of $21,469,802 in 2008, $5,729,782 in 2007, $27,897,675 in 2006 were realized on those sales.

Proceeds from sales of common stocks during 2008, 2007, and 2006 were $77,667,576, $130,479,780, and $147,734,142, respectively. Gross gains of $23,792,298 in 2008, $48,120,756 in 2007, and $53,229,110 in 2006 and gross losses of $14,000,516 in 2008, $5,591 in 2007, and $1,944,226 in 2006 were realized on those sales.

Proceeds from sales of preferred stocks during 2008 and 2006 were $7,464,972 and $49,723,489, respectively. There were no sales of preferred stocks during 2007. Gross losses of $5,580,863 in 2008 and $726,413 in 2006 and gross gains of $0 in 2008 and $4,115,183 in 2006 were realized on those sales.

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

(3)                     Aggregate Reserves

Liabilities for the life insurance products principally use the 1958 CSO table assuming interest rates ranging from 2 ½% to 4 ½%, the 1980 CSO tables assuming interest rates ranging from 4% to 5% and the 2001 CSO tables assuming interest rates of 4%. Liabilities for most annuities use the 1971 IAM, 1983 Table A, or the Annuity 2000 tables with interest rates ranging from 4 ½% to 7 ½%. As of December 31, 2008 and 2007, the following table summarizes the aggregate reserves for the Company:

Line of Business

	2008	2007
Individual life:
Traditional	$2,429,416,695	2,269,825,139
Universal	1,206,159,993	1,198,752,572
Total individual life	3,635,576,688	3,468,577,711
Group life	5,983,755	5,680,133
Total life	3,641,560,443	3,474,257,844
Annuities:
Individual:
Immediate	64,665,109	68,252,412
Deferred	3,227,226,626	3,135,604,550
Total individual annuities	3,291,891,735	3,203,856,962
Group annuities	29,315,179	27,649,841
Total annuities	3,321,206,914	3,231,506,803
Individual supplementary contracts with life contingencies	132,762,691	129,529,165
Other	149,996,929	105,084,978
Accident and health:
Active life – Individual	48,217,871	42,787,339
Active life – Group	1,299,696	1,163,039
Claim reserve – Individual	12,169,455	11,687,559
Claim reserve – Group	7,466,749	6,786,088
Total accident and health aggregate reserves	69,153,771	62,424,025
Supplementary contracts without life contingencies	26,632,364	25,111,542
Total aggregate reserves	$7,341,313,112	7,027,914,357

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

(4)                     Policy and Contract Claims and Liabilities

Activity in the liability for unpaid accident and health claims and claims adjustment expenses is summarized in the following table. The liability for unpaid accident and health claims and claims adjustment expenses includes policy and contract claims in process and the corresponding claims reserve. These amounts are included as a component of the aggregate reserve for accident and health contracts and liability for policy and contract claims presented in the accompanying statutory statements of admitted assets, liabilities and stockholders’ equity.

	2008	2007	2006
Balance January 1	$42,565,965	39,437,190	33,707,394
Less reinsurance recoverables	22,366,254	19,646,667	16,390,337
Net balance January 1	20,199,711	19,790,523	17,317,057
Incurred related to:
Current year	10,397,460	9,076,867	10,348,886
Prior year	(1,656,510)	(1,003,381)	(512,866)
Total incurred	8,740,950	8,073,486	9,836,020
Paid related to:
Current year	3,151,191	3,611,264	3,678,800
Prior year	4,062,855	4,053,034	3,683,754
Total paid	7,214,046	7,664,298	7,362,554
Net balance December 31	21,726,615	20,199,711	19,790,523
Plus reinsurance recoverables	24,931,546	22,366,254	19,646,667
Balance December 31	$46,658,161	42,565,965	39,437,190

(5)                     Transactions with Affiliates

Through common ownership and directorship, the Company has certain transactions with associated companies. Significantly all of these transactions represent agency-related costs of operations. Service agreements with the State and County Farm Bureau organizations in the various states provide for reimbursement to these organizations of the cost of office space and clerical assistance. During the years ended December 31, 2008, 2007, and 2006, such fees aggregated $17,634,037, $17,507,855, and $17,240,865, respectively, and are included in general insurance expenses in the statutory statements of earnings.

The Company has entered into Sponsorship Agreements with each of the State Farm Bureaus of Arkansas, Florida, Georgia, Kentucky, Louisiana, Mississippi, North Carolina, South Carolina, Texas and Virginia. The agreements call for payment of the sum of $1,000,000 to each of the State Farm Bureaus, payable in periodic payments for 10 years beginning in 2005. The agreements provide the Company with the right to sponsor one or more mutually agreeable Farm Bureau events or programs for a period of 10 years beginning in 2005. The total liability at December 31, 2008 and 2007 was $4,995,530 and $5,682,967,

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

respectively, which is the present value of the future stream of payments discounted at an appropriate rate of interest.

Additionally, the Company allocates certain expenses to its subsidiaries, principally Southern Capital. Southern Capital remits a management fee to the Company as reimbursement for these expenses. Such allocated expenses aggregated approximately $25,000 in 2008, 2007, and 2006. As discussed in note 1(l), federal income taxes are allocated to the Company’s subsidiaries as if they filed a separate return.

At December 31, 2008 and 2007, amounts due from (to) subsidiaries and other affiliates consisted of the following:

	2008	2007
Southern Capital Life Insurance Company	$161,615	161,395
Southern Farm Bureau Fund Distributor, Inc.	19,908	31,332
State and County Farm Bureaus	(6,060,450)	(8,550,337)
	$(5,878,927)	(8,357,610)

(6)                     Notes Payable

Notes payable at December 31, 2008 and 2007 consist of the following:

	2008	2007
Non-interest bearing note maturing July 1, 2011; secured by limited partnership interest in Boston Capital Corporate Tax Credit Fund XXVII, L.P.	$1,674,512	5,604,934

Non-interest bearing note maturing October 1, 2009; secured by limited partnership interest in Boston Capital Corporate Tax Credit Fund XXV, L.P.	1,607,730	10,677,986

Non-interest bearing note maturing January 2, 2009; secured by limited partnership interest in Boston Capital Corporate Tax Credit Fund XXIV, L.P.	213,238	491,922

Non-interest bearing note maturing April 1, 2012; secured by limited partnership interest in Boston Capital Corporate Tax Credit Fund XXVIII, L.P.	1,412,459	6,829,670
	$4,907,939	23,604,512

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

The aggregate maturities of notes payable for each of the years subsequent to December 31, 2008 are as follows:

Year ending December 31:
2009	$4,591,126
2010	123,040
2011	138,055
2012	55,718
$4,907,939

(7)                     Retirement Plans

The Company has a noncontributory defined benefit pension plan, a contributory defined contribution plan and a postretirement benefit plan. All plans cover substantially all employees, subject to certain eligibility requirements such as age and length of service.

(a)                      Pension Plan

The Company presently maintains a noncontributory defined benefit pension plan covering all employees who have met the eligibility requirements. Benefits are based on a participant’s years of service and average monthly salary. The Company has agreed to make contributions to provide assets with which to pay retirement benefits.

The projected benefit obligation, as determined by consulting actuaries (computed using the assumptions below), and the net assets available for benefits as of December 31, 2008 and 2007 follow:

	2008	2007

Change in plan assets:
Fair value of assets at January 1	$69,469,125	61,695,780
Actual return (loss) on plan assets	(9,504,433)	3,919,538
Employer contributions	4,980,317	6,477,000
Net assets transferred	—	(15,973)
Benefits paid	(1,484,868)	(2,607,220)
Fair value of plan assets at December 31	$63,460,141	69,469,125

Change in projected benefit obligation:
Benefit obligation at January 1	$81,251,915	78,299,737
Service cost	4,771,225	4,739,082
Interest cost	4,696,029	4,420,839
Actuarial (gain) loss	779,669	(3,584,550)
Net liabilities transferred	—	(15,973)
Benefits paid	(1,484,868)	(2,607,220)
Benefit obligation at December 31	$90,013,970	81,251,915

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

	2008	2007
Funded status:
Funded status	$(26,553,829)	(11,782,790)
Unrecognized transition liability	2,605,836	2,822,989
Unrecognized prior service cost	266,886	300,247
Unrecognized actuarial loss	28,268,268	13,246,715
Prepaid benefit cost (nonadmitted)	$4,587,161	4,587,161

The accumulated benefit obligation for the pension plan was $63,800,231 and $55,393,667 at December 31, 2008 and 2007, respectively.

The projected benefit obligation for nonvested employees at December 31, 2008 and 2007 was $720,177 and $720,919, respectively.

The projected unit credit cost method is the actuarial method used in funding the plan. The components of pension costs and significant actuarial assumptions for the years ended December 31, 2008, 2007, and 2006 were:

	2008	2007	2006
Components of pension cost:
Service cost	$4,804,586	4,772,443	4,404,309
Interest cost	4,696,029	4,420,839	4,078,935
Expected return on plan assets	(5,125,445)	(4,401,960)	(3,987,906)
Amortization of transition obligation liability	217,153	217,153	217,153
Recognized actuarial loss	387,994	709,906	678,205
Net periodic benefit cost	$4,980,317	5,718,381	5,390,696

	2008	2007	2006
Actuarial assumptions as of December 31:
Discount rate	5.90%	5.90%	5.75%
Expected return on plan assets	8.00%	7.50%	7.25%
Rate of compensation increase	Graded;	Graded;	Graded;
	4.0% - 10.5%	4.0% – 10.5%	4.0% – 11.5%
Mortality table	RP2000	RP2000	RP2000
Postretirement lump sum/ annuity purchase assumptions	5.75% and IRS Mortality	5.75% and 1994 GAR	5.75% and 1994 GAR
	Table for
	Section
	417(e)(3)

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

Plan Assets

The Company’s pension plan weighted average asset allocation at December 31 was:

	2008	2007
Asset category:
Group Deposit Administration Contract (DA-111)	—%	100%
Cash Equivalent	2	—
S&P 500	38	—
Small/Mid Cap	7	—
International	10	—
Fixed Income	43	—
Total	100%	100%

During 2008, the Company moved defined benefit plan assets from the Group Deposit Administration Contract to a diversified mix of traditional asset classes. Investments in U.S. and foreign equity securities, fixed income securities, and cash are made to maximize long-term returns while recognizing the need for adequate liquidity to meet on-going benefit and administrative obligations. Risk tolerance of unexpected investment and actuarial outcomes is frequently evaluated by understanding the pension plan’s liability characteristics. This is performed through forecasting and assessing ranges of investment outcomes over short and long-term horizons and by assessing the Company’s financial condition and its future potential obligations from both the pension and general corporate requirements. A comprehensive asset/liability study was conducted in 2007 by Watson Wyatt Worldwide. Equity investments, both active and passively managed, are used primarily to increase overall plan returns. Fixed income investments provide diversification benefits and liability hedging attributes that are desirable, especially in falling interest rate environments.

Asset allocations and investment performance is formally reviewed quarterly by the Pension Committee. The Pension Committee of the Company has delegated authority to the Pension Investment Committee to provide oversight and supervision with respect to the investment and management of the assets in the Plan. Also, at the quarterly meetings, one of the money managers is usually asked to participate and report on their performance against the appropriate benchmark.

The Company selects the expected long-term rate of return on assets assumption in consultation with the enrolled actuary from Hewitt Associates. This rate is intended to reflect the average rate of earning expected to be earned on the funds invested or to be invested to provide plan benefits. It is estimated based on many factors including the expected forecast for inflation, risk premiums for each asset class, expected asset allocation, current and future financial market conditions, and diversification and rebalancing strategies. Historical return patterns and correlations, consensus return forecasts and other relevant financial factors are analyzed to check for reasonableness and appropriateness. For funding requirements, the interest rate assumption is based on the full yield curve for the month prior to the valuation month. For SSAP 89 reporting, the long-term rate was 7.50% for Fiscal 2008 expense. Each year the Pension Committee meets with Hewitt Associates to review all actuarial assumptions.

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

Contributions

The acceptable range of contributions to the plan is determined each year by the enrolled actuary. In 2009, the Company’s recommended contribution is expected to be approximately $5,375,000. However, the actual amount of the contribution will be determined based on the plan’s funded status, personnel experience, pay increases, assumption changes, and return on plan assets as of the measurement date, which is the July 1 valuation date.

Projected Benefit Payments

The following fiscal year pension plan benefit payments, which reflect expected future service, are expected to be paid:

Projected
benefit
payments
Year:
2009	$3,981,204
2010	4,571,375
2011	6,758,654
2012	8,554,705
2013	8,376,278
2014-2018	48,759,279

(b)                      Defined Contribution Plan

Participants may contribute up to 50% of their compensation to this plan each year, not to exceed $15,500 (indexed), subject to regulatory limitations. Participants age 50 and older may contribute an additional amount up to $5,000. The Company matches participant contributions that qualify for income tax deferral, limited to four percent of each participant’s compensation. All contributions made by a participant are vested. The cost of the plan to the Company was $1,116,692, $1,039,153, and $994,924, in 2008, 2007, and 2006, respectively.

(c)                       Postretirement Benefit Plan

The actuarial and recorded liability for the Company’s postretirement benefit plan, none of which has been funded, is $13,833,960 and $11,780,383 at December 31, 2008 and 2007, respectively.

Postretirement benefit expense of $2,417,834, $2,830,173, and $1,264,618, is reflected as a component of general insurance expenses in the 2008, 2007, and 2006 statutory statements of earnings, respectively. The discount rate used in determining the accumulated postretirement benefit obligation was 5.90% in 2008 and 2007. The healthcare cost trend rate for 2008 expense was 9.0% in 2008 graded to 5.5% in 2012 and beyond for employees under 65, and 10.0% graded to 5.5% in 2013 and beyond for employees over 65. The assumed healthcare cost trend rate used in measuring the accumulated postretirement benefit obligation was 9.0% for 2009 graded to 5.5% in 2016 and beyond for employees under 65, and 10.0% for 2009 graded to 5.5% in 2018 and beyond for

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

employees over 65. If the healthcare cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 2008, would be increased by 11%.

(8)                     Federal Income Taxes

The net deferred tax asset at December 31, 2008, and the change from the prior year are comprised of the following components:

	2008	2007	Change
Total gross deferred tax assets	$276,350,667	216,324,471	60,026,196
Total deferred tax liabilities	(73,386,544)	(100,623,842)	27,237,298
Net deferred tax asset	202,964,123	115,700,629	87,263,494
Deferred tax assets nonadmitted	(178,106,558)	(89,664,053)	(88,442,505)
Admitted deferred tax asset	$24,857,565	26,036,576	(1,179,011)

The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

	2008	2007	Change
Net deferred tax asset	$202,964,123	115,700,629	87,263,494
Tax effect of unrealized gains and losses	29,076,502	(32,436,661)	61,513,163
Net tax effect without unrealized gains and losses	$173,887,621	148,137,290	25,750,331
Change in net deferred income taxes			$25,750,331

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

The main components of deferred taxes as of December 31, 2008 and 2007 are as follows:

	2008	2007
Deferred tax assets:
Life reserves	$134,835,294	118,350,494
Deferred acquisition costs	63,400,675	61,101,388
Unrealized investment losses	29,076,502	—
Partnerships	1,954,871	5,387,843
Policyholder dividends	11,488,668	11,369,732
Other employee benefits	16,709,534	15,465,827
Asset impairments	8,816,512	3,080,794
Nonadmitted assets	8,874,875	190,128
Other employee benefits	1,193,736	1,378,265
Total deferred tax assets	276,350,667	216,324,471
Nonadmitted deferred tax assets	(178,106,558)	(89,664,053)
Admitted deferred tax assets	98,244,109	126,660,418
Deferred tax liabilities:
Premiums deferred and uncollected	(56,880,816)	(52,763,769)
Accrual of discount on bonds	(7,771,724)	(6,570,370)
Asset conversions	(3,908,509)	(4,191,611)
Difference in statutory and tax accumulated depreciation	(1,375,057)	(1,429,248)
Unrealized investment gains	—	(32,436,661)
Other	(3,450,438)	(3,232,183)
Total deferred tax liabilities	(73,386,544)	(100,623,842)
Net admitted deferred tax assets	$24,857,565	26,036,576

As of December 31, 2008, there were no operating loss or tax credit carryforwards available for tax purposes.

The amount of federal income taxes incurred that is available for recoupment in the event of future net losses is $40,300,000 in 2008, $61,100,000 in 2007, and $60,100,000 for 2006.

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

The differences between income tax expense shown on the statutory statements of earnings and the amounts computed by applying the federal income tax rate of 35% in 2008, 2007, and 2006 to earnings before federal income taxes follow:

	2008		2007		2006
	Amount	Percent	Amount	Percent	Amount	Percent
Current income taxes incurred:
Operations	$34,558,329	41.5%	$48,246,590	23.3%	$40,362,702	17.5%
Realized investment gains (losses)	(15,211,074)	(18.3)	19,101,094	9.2	17,599,094	7.6

Current income taxes incurred	19,347,255	23.2	67,347,684	32.5	57,961,796	25.1

Change in deferred income tax (without tax on unrealized gains and losses)	(25,750,331)	(30.9)	(14,686,135)	(7.1)	20,606,363	8.9

Total income tax reported	$(6,403,076)	(7.7)%	$52,661,549	25.4%	$78,568,159	34.0%

Income taxes computed at statutory rate	$29,127,697	35.0%	$72,605,630	35.0%	$80,955,611	35.0%
Dividends received deduction	(1,405,523)	(1.7)	(1,266,824)	(0.6)	(1,045,026)	(0.5)
Nondeductible expenses	688,986	0.8	1,323,826	0.6	1,522,828	0.7
Tax-exempt income	(3,379)	(0.0)	(10,786)	(0.0)	(18,496)	(0.0)
Tax adjustment for interest maintenance reserve	717,921	0.9	684,390	0.3	922,845	0.4
Adjustment of prior year’s income taxes	586,169	0.7	(1,228,007)	(0.6)	13,911	0.0
Tax credits	(22,638,536)	(27.2)	(19,943,417)	(9.6)	(17,250,913)	(7.5)
Partnership and other adjustments	(13,476,411)	(16.2)	496,737	0.3	13,467,399	5.9
	$(6,403,076)	(7.7)%	$52,661,549	25.4%	$78,568,159	34.0%

As of December 31, 2008, the Company had no unrecognized deferred tax liabilities.

In August 2007, the Internal Revenue Service (IRS) issued Revenue Ruling 2007-54 which would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction (DRD) on separate account assets held in connection with variable annuity and life contracts. However, the ruling was suspended by Revenue Ruling 2007-61, which also announced the IRS’ intention to issue regulations with respect to certain computational aspects of the DRD. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, prospectivity is not guaranteed. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2008, 2007, and 2006, the Company recognized an income tax benefit of $338,145, $379,777, and $224,990, respectively, related to the separate account DRD.

The Company files income tax returns in the U.S. federal jurisdiction and the state of Florida. With few exceptions, the Company is no longer subject to U.S. federal and state income tax examinations by tax authorities for years before 2004. However, the Company anticipates that it is reasonably possible that an additional payment in the range of $0 to $1,682,441 will be made for the tax years 2004-2008. If the

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

Company incurs interest and penalties on income taxes, they are recognized as a component within income taxes.

(9)       Commitments and Contingencies

(a)       Litigation

The Company and other parties are involved in various litigation in the normal course of business. It is management’s opinion, after consultation with counsel and a review of the facts, that the ultimate liability, if any, arising from such contingencies will not have a material adverse effect on the Company’s financial position or on the results of its operations or cash flows.

(b)       Guaranty Association Assessments

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

There are currently several insurance companies, which had substantial amounts of life and annuity business, in the process of liquidation or rehabilitation. The Company’s net payment was $125,638, $62,153, and $0, to various state guaranty associations during 2008, 2007, and 2006, respectively. The Company has recorded a liability related to guaranty fund assessments of $3,867,000 and $2,725,000 at December 31, 2008 and 2007, respectively.

(c)        Leases

The Company is obligated under the terms of various leases for certain equipment. Total lease rental expense, including short-term rentals, amounted to approximately $3,109,000 in 2008, $3,009,000 in 2007, and $3,006,000 in 2006.  In most cases, management expects that in the normal course of business leases will be renewed or replaced by other leases. Future minimum rental payments required under leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2008 are not significant.

(d)       Loan and Equity Commitments

The Company makes commitments to extend credit and make equity investments in the normal course of business. Commitments to extend credit are agreements to lend money with fixed expiration dates or other termination clauses. Equity commitments usually take the form of investments in limited partnerships. The Company applies its normal lending standards when extending credit commitments. Since several of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Collateral is not obtained for commitments to extend credit, but is obtained when loans are closed based on an assessment of the customers’ creditworthiness. The Company’s maximum exposure to credit loss is represented by the contractual amount of the commitments. Commitments to extend credit and make equity investments aggregated approximately $210,279,000 at December 31, 2008.

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

(10)     Reinsurance

The Company follows the usual industry practices of reinsuring (ceding) portions of its risk with other companies. Use of reinsurance does not discharge an insurer from liability on the insurance ceded. The insurer is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers. All principal reinsurers maintain an A.M. Best rating of “A” or better.

A summary of reinsurance activity, all with unrelated parties, follows:

	2008	2007	2006
At December 31:
Ceded life insurance in force	$8,802,457,104	8,379,522,553	7,894,024,140
Reserve credits	191,549,352	165,021,268	139,147,794
For the year ended December 31:
Net premiums ceded	$44,574,444	43,895,697	42,255,905
Claims ceded	23,664,824	29,808,986	21,862,632

A contingent liability exists with respect to life insurance covered under reinsurance agreements in the event the reinsurance company is unable to meet its obligations due under the contracts. In the opinion of management, this liability is not significant.

(11)     Statutory Capital and Surplus and Dividend Restriction

The NAIC utilizes Risk-Based Capital (RBC) to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designed as an early warning tool for the states to identify potential under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC, and it exceeds the minimum required levels as of December 31, 2008 and 2007.

State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholders.

The Company is restricted by the Mississippi State Insurance Code as to the amount of dividends that may be paid within a twelve consecutive month period without regulatory consent. That restriction is the greater of statutory net gain from operations for the previous year or 10% of the policyholder surplus (net of capital stock) at December 31 of the previous year, subject to a maximum limit equal to statutory earned surplus. Total unassigned surplus at December 31, 2008 was $1,568,738,153.

In addition to the statutory restrictions on dividend distributions, the Company is further restricted by its Articles of Association. Article VII states that “No cash dividend shall be paid on the Common Stock in

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

any calendar year unless the capital, surplus and contingency reserves of the corporation shall equal or exceed seven percent (7%) of all other liabilities”, with some adjustments for investment transaction reserves, separate account business, and the liability for policy dividends not yet apportioned. Further, the articles state, “In addition to the foregoing limitation on the payment of cash dividends on the Common Stock, no cash dividends shall be paid in excess of ten percent (10%) of the profits of the corporation in any calendar year or in excess of seventy-five cents (.75) for each One Thousand Dollars ($1,000.00) of insurance in force in any calendar year, whichever is the greater.” Also, “In addition to all other limitations upon the payment of dividends, and except as otherwise provided herein, the corporation shall not declare dividends upon its Common Stock or participating dividends to policyholders except with the approval of the holders of seventy-five percent (75%) of all issued and outstanding shares of the Common Stock.”

Dividend distributions are also restricted by the Company’s Bylaws. Article II, Section 6 of the Bylaws of the Company states, “In addition to the usual rights and powers of stockholders, as provided in the articles of association of the corporation and by law, the approval of the holders of seventy-five percent (75%) of all issued and outstanding Common Stock of the corporation shall be required to authorize the payment of dividends upon the capital stock of the corporation or participating dividends to policyholders.”

(12)     Separate Accounts

The separate accounts held by the Company relate to individual annuities and life products of a nonguaranteed return nature. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The separate accounts assets and liabilities represent funds that are separately administered, principally for the benefit of certain policyholders who bear the investment risk. The separate accounts assets and liabilities are carried at fair value. Revenues and expenses related to the separate accounts assets and liabilities, to the extent of benefits provided to the separate accounts policyholders, are excluded from the amounts reported in the accompanying statutory statements of earnings.

Separate accounts premiums and other considerations amounted to $30,516,118 in 2008, $24,291,602 in 2007, and $26,568,748 in 2006. Reserves for separate accounts with the assets at fair value were $94,681,174 and $136,969,605 at December 31, 2008 and 2007, respectively.

(13)     Fair Value Measurements

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.  The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available.  When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing).  In instances where

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price.  These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models.  Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SFAS No. 157, Fair Value Measurements.   The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement.  For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).   The levels of the fair value hierarchy are as follows:

Level 1 - Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.

Level 2 —  Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 — Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

(a)       Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

Given the Company’s investment asset strategy, a relatively small portion of the Company’s investment assets are measured at fair value.  The Company has no general account liabilities carried at fair value.  The following table provides information as of December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis.

	Level 1	Level 2	Level 3	Total
Assets at fair value:
Common stock	$284,278,157	—	7,083,402	291,361,559
Derivative assets	1,236,990	—	—	1,236,990
Separate account assets	—	98,089,741	—	98,089,741
Short term investments	309,731,418	—	—	309,731,418

Total assets at fair value	$595,246,565	98,089,741	7,083,402	700,419,708
Liabilities at fair value:
Separate account liabilities	$—	98,089,741	—	98,089,741

Total liabilities at fair value	$—	98,089,741	—	98,089,741

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company’s revenues and expenses or surplus.

(b)       Level 1 Financial Assets - $595,246,365 and Liabilities - $0

The majority of the Company’s financial assets that are valued at fair value are classified as Level 1.  The Level 1 financial assets include actively-traded exchange-listed equity securities, actively-traded exchange listed equity options and some short-term money market mutual funds.   The Company does not have any Level 1 liabilities.

(c)        Level 2 Financial Assets - $98,089,741 and Liabilities - $98,089,741

The Company has separate account financial assets and liabilities (divided into Subaccount Funds) that are managed and priced by external investment fund managers.  As of December 31, 2008, the separate account investments in the Funds are valued within the FAS No. 157 fair value hierarchy as Level 2. Net asset value is quoted by each Fund and is derived by the fair value of the Fund’s underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the separate accounts sell and redeem shares at net asset value with the Funds. The characterization of the underlying securities held by the Funds in accordance with FAS No. 157 differs from the characterization of an investment in the Fund.

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

(d)       Level 3 Financial Assets - $7,083,402 and Liabilities - $0

The Company classifies privately-placed equity securities in Level 3.   Fair values are derived principally using unobservable inputs as there is little, if any, relevant market data.

(e)        Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis

The following table summarizes the changes in assets classified in Level 3 for 2008.  Gains and losses reported in this table may include changes in fair value that are attributable to both observable and unobservable inputs.

Equity
securities
Balance at January 1, 2008	$10,603,009

Total gains or losses (realized/unrealized):
Included in net income	—
Included in surplus	(3,640,000)
Purchases, issuances and settlements	120,393

Transfers in (out) of Level 3	—
Balance at December 31, 2008	$7,083,402

Total gains (losses) included in income attributable to instruments held at the reporting date	$—

Changes in the value of equity securities for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus.

Reclassifications impacting Level 3 financial instruments are reported as transfers in (out) of the Level 3 category as of the beginning of the quarter in which the transfer occurs. Therefore gains and losses in income only reflect activity for the period the instrument was classified in Level 3.

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

(f)                         Assets Measured at Fair Value on a Non-recurring Basis

Financial assets measured at fair value on a non-recurring basis include bonds rated NAIC 6 that are valued at fair value and privately-placed equity securities that are valued at zero as required by the NAIC.  These securities are carried at fair value as mandated by the Purposes and Procedures Manual of the NAIC Securities Valuation Office.  The following table summarizes the changes in assets measured at fair value on a non-recurring basis as of December 31, 2008:

Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs	Total gains
	2008	(Level 1)	(Level 2)	(Level 3)	(losses)
Bonds	$9,083,912	—	—	9,083,912	(15,362,955)
Preferred stocks	—	—	—	—	(500,000)

(g)                      Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS No. 107), requires additional disclosures of fair value information of financial instruments. The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS No. 157 disclosure.

The fair values of financial instruments presented below are estimates of fair values at a specific point in time using available market information and valuation methodologies considered appropriate by management. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

The carrying amounts of cash, short-term investments, accounts receivable and accounts payable approximate their fair values due to the short-term nature of these financial instruments.

The carrying amounts and fair values of the Company’s debt securities and preferred stocks are disclosed in note 2 of the notes to the statutory financial statements. For marketable debt securities and preferred stocks, fair values are based on quoted market prices. If a quoted market price is not available, as in the case of private placements, fair value is estimated using quoted market prices for similar securities.

The fair value for mortgage and other loans was determined on a loan-by-loan basis using market yields and coupon rates. Market yield for each loan was determined by adding an appropriate pricing spread to the yields on similar maturity treasury issues. The fair value for each loan was calculated as the present value of the future interest and principal payments at the market yield. The carrying value

(Continued)

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2008, 2007, and 2006

of notes payable approximates fair value because of the short-term nature of these financial instruments and the relative immateriality of the balances. The carrying amount and fair value of the Company’s investments in mortgage and other loans and notes payable at December 31, 2008 and 2007 follow:

	2008		2007
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
Commercial mortgages	$1,380,641,310	1,396,722,093	1,257,847,519	1,289,338,926
Residential mortgages	722,038	740,092	804,740	804,744
	$1,381,363,348	1,397,462,185	1,258,652,259	1,290,143,670
Notes payable	$4,907,939	4,907,939	23,604,512	23,604,512

The fair value of annuity contracts was determined to be the Company’s statutory reserve as such amount most closely approximates the current value of the expected payments under such contracts. Such reserve is higher than the policy surrender values, which is considered the floor value and lower than the account value, which is considered the maximum value. The account value does not approximate the amount the Company anticipates paying under such contracts due to anticipated surrenders.

It is not considered practicable to determine the fair value of the Company’s liability for pension plan administration funds due to the difficulty in calculating an estimated payment pattern and period. Such funds currently bear interest at a rate of approximately 5.75%. The interest rate will adjust annually based on investment portfolio returns for the related assets. Such funds have no stated maturity.

(14)              Subsequent Event

The Company is involved in specific litigation, which was tried in March 2009, resulting in a jury verdict of $31.7 million in compensatory damages against the Company.  The Company believes the verdict is unjustified and intends to file motions for a judgment notwithstanding the verdict, for a new trial and for the reduction or elimination of the damage award.  Currently, no final judgment has been entered.  Management believes that the final resolution of this matter will not ultimately have a material adverse impact on the Company’s financial condition; however, the Company intends to set aside a contingency reserve for potential legal fees.

Schedule 1

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Selected Financial Data

As of and for the year ended December 31, 2008

Investment income earned:
U.S. Government bonds	$14,054,823
Other bonds (unaffiliated)	367,044,476
Preferred and common stocks	12,984,632
Mortgage loans	80,787,206
Real estate	3,061,752
Premium notes, policy loans and liens	26,098,732
Short-term investments	9,310,831
Other invested assets	6,288,255
Aggregate write-ins for investment income	1,688,317
Amortization of interest maintenance reserve	(2,051,202)

Gross investment income	$519,267,822

Real estate owned – book value less encumbrances	$12,711,469

Mortgage loans – book value:
Farm mortgages	$—
Residential mortgages	722,038
Commercial mortgages	1,380,641,310

Total mortgage loans	$1,381,363,348

Mortgage loans by standing – book value:
Good standing	$1,381,363,348
Good standing with restructured terms	—
Interest overdue more than 90 days, not in foreclosure	—
Foreclosure in process	—

Other long-term assets – statement value	$550,913,484

Collateral loans	$—

Bonds and stocks of parents, subsidiaries and affiliates – book value:
Bonds	$—
Preferred stocks	—
Common stocks	7,079,276

Bonds and short-term investments by class and maturity:
Due within one year or less	$752,170,425
Over 1 year through 5 years	1,962,902,195
Over 5 years through 10 years	2,526,624,180
Over 10 years through 20 years	1,070,072,862
Over 20 years	551,608,070
$6,863,377,732

(Continued)

Schedule 1

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Selected Financial Data

As of and for the year ended December 31, 2008

Bonds and short-term investments by class – statement value:
Class 1	$4,777,792,225
Class 2	2,013,263,149
Class 3	32,609,912
Class 4	23,199,728
Class 5	7,428,806
Class 6	9,083,912

Total by class	$6,863,377,732

Total bonds and short-term investments publicly traded	$5,613,859,542

Total bonds and short-term investments privately placed	$1,249,518,190

Preferred stocks – statement value	$104,542,086

Common stocks (unaffiliated) – fair value	$291,361,559

Short-term investments – book value	$323,051,166

Options, caps and floors owned – statement value	$—

Options, caps and floors written and in force – statement value	$1,236,990

Collar, swap and forward agreements open – statement value	$—

Futures contracts open – current value	$—

Cash on deposit	$(2,889,278)

Life insurance in force:
Industrial	$—
Ordinary	89,665,225,000
Credit life	—
Group life	1,965,930,000

Amount of accidental death insurance in force under ordinary policies	$1,590,570,000

Life insurance policies with disability provisions in force:
Industrial	$—
Ordinary	18,713,941,000
Credit life	—
Group life	1,941,782,000

Supplementary contracts in force:
Ordinary – not involving life contingencies:
Amount on deposit	$1,711,731
Income payable	3,353,344

Ordinary – involving life contingencies:
Income payable	$15,324,689

Group – not involving life contingencies:
Amount on deposit	$—
Income payable	—

Group – involving life contingencies:
Income payable	$—

(Continued)

Schedule 1

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Selected Financial Data

As of and for the year ended December 31, 2008

Annuities:
Ordinary:
Immediate – amount of income payable	$10,385,242
Deferred – fully paid account balance	789,308,214
Deferred – not fully paid – account balance	2,460,170,013

Group:
Amount of income payable	$429,515
Fully paid account balance	—
Not fully paid – account balance	27,987,856

Accident and health insurance – premiums in force:
Ordinary	$32,676,234
Group	18,318,987
Credit	—

Deposit funds and dividend accumulations:
Deposit funds – account balance	$491,987,707
Dividend accumulations – account balance	297,453,162

Claim payments 2008:
Group accident and health – year ended December 31, 2008:
2008	$1,963,000
2007	642,000
2006	187,000
2005	20,000
2004	52,000
Prior	210,000

Other accident and health – year ended December 31, 2008:
2008	$1,189,000
2007	767,000
2006	622,000
2005	450,000
2004	327,000
Prior	786,000

See accompanying report of independent registered public accounting firm.

Schedule 2

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Summary Investment Schedule

December 31, 2008

(In thousands)

			Admitted Assets as
			Reported in the
Investment categories	Gross investment holdings		Annual Statement
Bonds:
U.S. Treasury securities	$46,059	0.479%	$46,059	0.479%
U.S. government agency obligations:
Issued by U.S. government agencies	—	—	—	—
Issued by U.S. government-sponsored agencies	40,631	0.423%	40,631	0.423%
Foreign government	18,808	0.196%	18,808	0.196%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
U.S. States and territories general obligations	—	—	—
Political subdivisions of U.S. states, territories and possessions general obligations	49,206	0.512%	49,206	0.512%
Revenue and assessment obligations	—	—	—	—
Industrial development bonds and similar obligations	82,240	0.856%	82,240	0.856%
Mortgage-backed securities:
Pass-through securities:
Guaranteed by GNMA	144,697	1.506%	144,697	1.506%
Issued by FNMA and FHLMC	303,889	3.163%	303,889	3.163%
Other pass-through securities	5,184	0.054%	5,184	0.054%
Other mortgage-backed securities:
Issued by FNMA, FHLMC or GNMA	836,566	8.708%	836,566	8.708%
Other mortgage-backed securities collateralized by MBS issued or guaranteed by FNMA, FHLMC, or GNMA	858	0.009%	858	0.009%
All other mortgage-backed securities	236,803	2.465%	236,803	2.465%
Other debt securities (excluding short-term):
Unaffiliated domestic securities	4,215,319	43.877%	4,215,319	43.877%
Unaffiliated foreign securities	560,067	5.830%	560,067	5.830%
Affiliated securities	—	—	—	—

Equity interests:
Investments in mutual funds	87,806	0.914%	87,806	0.914%
Preferred stocks:
Affiliated	—	—	—	—
Unaffiliated	104,542	1.088%	104,542	1.088%
Publicly traded equity securities:
Affiliated	7,079	0.074%	7,079	0.074%
Unaffiliated	203,556	2.119%	203,556	2.119%
Other equity securities:
Affiliated	—	—	—	—
Unaffiliated	—	—	—	—
Tangible personal property under leases:
Affiliated	—	—	—	—
Unaffiliated	—	—	—	—

Mortgage loans:
Construction and land development	—	—	—	—
Agricultural	—	—	—	—
Single family residential properties	722	0.008%	722	0.008%
Multifamily residential properties	194,158	2.021%	194,158	2.021%
Commercial loans	1,186,484	12.350%	1,186,484	12.350%

Real estate investments:
Property occupied by company	12,711	0.132%	12,711	0.132%
Property held for the production of income	—	—	—	—
Property held for sale	—	—	—	—

Policy loans	396,606	4.128%	396,606	4.128%
Receivable for securities	2,043	0.021%	2,043	0.021%
Cash and short-term investments	320,162	3.333%	320,162	3.333%
Other invested assets	550,913	5.734%	550,913	5.734%
	$9,607,109	100.000%	$9,607,109	100.000%

See accompanying report of independent registered public accounting firm.

Schedule 3

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories

December 31, 2008

(In thousands)

1)	Total admitted assets (excluding separate account assets):	$9,919,221

2)	Ten largest exposures to a single issuer/borrower/investment:

Issuer	Description of exposure	Amount	Percentage
Southern Co.	Public Utility – Issuer Obligations	$53,733	0.5%
Berkshire Hathaway Inc	Industrial, Misc. – Issuer Obligations	48,302	0.5%
Duke Energy Corp	Public Utility – Issuer Obligations	47,279	0.5%
Regions Financial Corp	Industrial, Misc. – Issuer Obligations	47,002	0.5%
American Electric Power Co	Public Utility – Issuer Obligations	45,291	0.5%
AT&T Inc	Industrial, Misc. – Issuer Obligations	44,393	0.4%
Bank of America Corp	Industrial, Misc. – Issuer Obligations	43,556	0.4%
Wachovia Corp	Industrial, Misc. – Issuer Obligations	42,901	0.4%
Energy Corp	Public Utility – Issuer Obligations	42,429	0.4%
Burlington Northern Santa Fe	Industrial, Misc. – Issuer Obligations	41,990	0.4%

3)              Total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage
NAIC-1	$4,777,792	48.2%
NAIC-2	2,013,263	20.3%
NAIC-3	32,610	0.3%
NAIC-4	23,200	0.2%
NAIC-5	7,429	0.1%
NAIC-6	9,084	0.1%

Stocks	Amount	Percentage
P/RP-1	$67,715	0.7%
P/RP-2	22,904	0.2%
P/RP-3	—	—%
P/RP-4	489	0.0%
P/RP-5	12,260	0.1%
P/RP-6	1,174	0.0%

4)              Admitted assets held in foreign investments:

Total admitted assets held in foreign investments:	$458,605	4.6%
Foreign-currency denominated investments:	—	—%
Foreign-currency denominated supporting insurance liabilities of:	—	—%
Insurance liabilities denominated in that same foreign currency:	—	—%

5)              Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$458,605	4.6%
Countries rated by NAIC-2	—	—%
Countries rated by NAIC-3 or below	—	—%

6)              Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC – 1:
Country:
United Kingdom	$107,904	1.1%
Australia	91,304	0.9%

Countries rated NAIC – 2:	$—	—%

Countries rated NAIC – 3 or below:	$—	—%

7)              Aggregate unhedged foreign currency exposure: None

8)              Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating: None

9)              Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating: None

(Continued)

Schedule 3

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories

December 31, 2008

(In thousands)

10)   Ten largest nonsovereign foreign issues:

Issuer	NAIC Rating	Amount	Percentage
Holcim Ltd — Reg	2	$27,000	0.3%
Adidas AG	2	22,000	0.2%
Statoil ASA	1	21,792	0.2%
Norsk Hydro ASA	1	20,001	0.2%
Abertis Infrastructures SA	1	20,000	0.2%
Siemens AG — REG	1	19,973	0.2%
Sabmiller PLC	2	16,980	0.2%
Vodafone Group PLC	1	16,419	0.2%
Australian Gas Light	1	15,663	0.2%
United Utilities	2	15,117	0.2%

11)   Assets held in Canadian investments comprise less than 2.5% of the Company’s total admitted assets.

12)   Assets held in investments with contractual sales restrictions comprised less than 2.5% of the Company’s total admitted assets.

13)   Ten largest equity interests:

Issuer	Investment Category	Amount	Percentage
FPA Paramount Fund Inc.	Mutual Funds — Common Stocks	$59,085	0.6%
Green Mountain Partners III, L.P.	Industrial, Misc. — BA Asset	40,209	0.4%
Lehman Bro Real Estate P 2	Industrial, Misc. — BA Asset	23,183	0.2%
Lehman Bro Real Estate Mezz	Industrial, Misc. — BA Asset	22,851	0.2%
Avnet Inc	Mutual Funds — Common Stocks	18,480	0.2%
Arrow Electronics	Industrial, Misc. — Common Stocks	18,196	0.2%
Lehman Brothers Second	Industrial, Misc. — BA Asset	16,968	0.2%
Patterson Utility Energy	Industrial, Misc. — Common Stocks	16,946	0.2%
SPDR Trust Series I	Mutual Funds — Common Stocks	16,658	0.2%
Ensco International	Industrial, Misc. — Common Stocks	16,072	0.2%

14)   Assets held in nonaffiliated, privately placed equities comprised less than 2.5% of the Company’s total admitted assets.

15)   Assets held in general partnership interests comprised less than 2.5% of the Company’s total admitted assets.

16)   Ten largest aggregate mortgage interests:

Issuer	Investment Category	Amount	Percentage
Landmark Office Buildings	Commercial	$14,750	0.1%
Centerpoint Plaza — A,B,C	Commercial	13,940	0.1%
Oakwood Office Building	Commercial	13,485	0.1%
Park Center II	Commercial	12,563	0.1%
San Diego Self Storage	Commercial	11,899	0.1%
Park Center I	Commercial	11,795	0.1%
100 Calhoun Street Office Building	Commercial	10,923	0.1%
100 Office Plaza	Commercial	10,665	0.1%
Ralph’s Grocery	Commercial	10,439	0.1%
Meadow Brook South Office	Commercial	9,400	0.1%

Amount and percentage of Company’s total admitted assets held in the following categories of mortgage loans:

Loans
Construction loans	$—	—%
Mortgage loans over 90 days past due	—	—%
Mortgage loans in the process of foreclosure	—	—%
Mortgage loans foreclosed	—	—%
Restructured mortgage loans	—	—%

(Continued)

Schedule 3

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories

December 31, 2008

(In thousands)

17)        Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-value	Residential		Commercial		Agricultural
Above 95%	$—	—%	$—	—%	$—	—%
91% to 95%	—	—%	—	—%	—	—%
81% to 90%	—	—%	—	—%	—	—%
71% to 80%	—	—%	61,201	0.6%	—	—%
Below 70%	722	0.0%	1,319,440	13.3%	—	—%

18)        There were no assets held in real estate reported in the Annual Statement Schedule A that exceeded 2.5% of the Company’s total admitted assets.

19)   Total admitted assets subject to the following types of agreements:

	At year-end		At end of each quarter
Agreement type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$—	—%	$—	—	—
Repurchase	—	—%	—	—	—
Reverse repurchase	—	—%	—	—	—
Dollar repurchase	—	—%	—	—	—
Dollar reverse repurchase	—	—%	—	—	—

20)   Warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$—	—%	$—	—%
Income generation	—	—%	1,237	0.01%
Other	—	—%	—	—%

21)   Potential exposure for collars, swaps and forwards:

At end of each quarter
	At year-end		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$—	—%	$—	—	—
Income generation	—	—%	—	—	—
Replications	—	—%	—	—	—
Other	—	—%	—	—	—

22)   Potential exposure for futures contracts:

At end of each quarter
	At year-end		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$—	—%	$—	—	—
Income generation	—	—%	—	—	—
Replications	—	—%	—	—	—
Other	—	—%	—	—	—

23)   There were no admitted assets held in investments held in mezzanine real estate loans.

See accompanying report of independent registered public accounting firm.

Schedule 4

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Summary of Investments — Other than Investments in Related Parties

December 31, 2008

(In thousands)

			As shown on
			the statutory
			statement of
			admitted assets,
			liabilities and
	Cost or		stockholders’
	amortized cost	Fair value	equity
Bonds:
United States Government and government agencies and authorities	$86,690	113,000	86,690
Public utilities	1,027,322	1,002,423	1,027,322
Mortgage-backed securities	1,527,997	1,543,224	1,527,997
All other corporate bonds	3,898,318	3,664,156	3,898,318
Total bonds	6,540,327	6,322,803	6,540,327
Equity securities:
Common stocks:
Public utilities	—	—	—
Banks, trusts, and insurance companies	35,527	20,633	20,633
Industrial, miscellaneous and all other	337,020	270,729	270,729
Nonredeemable preferred stocks	104,542	82,573	104,542
Total equity securities	477,089	373,935	395,904
Mortgage loans on real estate	1,381,363	N/D	1,381,363
Real estate:
Home office property	12,711	N/D	12,711
Real estate held for sale	—	—	—
Policy loans	396,606	N/D	396,606
Partnership interests	550,913	N/D	550,913
Short-term investments and cash	320,162	320,162	320,162
Receivable for securities	2,043	2,043	2,043
Total investments	$9,681,214	N/A	9,600,029

N/D — not determined

N/A — not applicable

See accompanying report of independent registered public accounting firm.

Schedule 5

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Supplementary Insurance Information

(In thousands)

	December 31				Years ended December 31
		Future policy						Amortization
	Deferred	benefits,		Other policy			Benefits,	of deferred
	policy	losses, claims		claims and		Net	claims, losses	policy	Other
	acquisition	and settlement	Unearned	benefits	Premium	investment	and settlement	acquisition	operating
Segment	costs	expenses	premiums	payable	revenue (1)	income	expenses	costs	expenses (2)
2008:
Life insurance	$—	3,943,894	394	374,238	519,887	271,565	483,348	—	158,668
Accident and health insurance	—	69,154	201	2,090	23,001	4,142	14,308	—	9,975
Annuity	—	3,328,265	—	14	250,891	229,979	400,967	—	26,174
Property and liability insurance	—	—	—	—	—	—	—	—	—
	$—	7,341,313	595	376,342	793,779	505,686	898,623	—	194,817
2007:
Life insurance	$—	3,726,432	420	379,331	505,188	272,468	464,992	—	153,424
Accident and health insurance	—	62,424	251	1,726	23,939	4,016	13,747	—	10,592
Annuity	—	3,239,058	—	14	146,917	246,180	312,907	—	22,895
Property and liability insurance	—	—	—	—	—	—	—	—	—
	$—	7,027,914	671	381,071	676,044	522,664	791,646	—	186,911
2006:
Life insurance					$489,427	246,106	444,895	—	146,615
Accident and health insurance					25,222	3,339	15,149	—	10,948
Annuity					201,994	244,640	366,537	—	24,571
Property and liability insurance					—	—	—	—	—
					$716,643	494,085	826,581	—	182,134

(1)               Life insurance premium revenue includes supplementary contracts and dividend accumulations.

(2)               Commissions, taxes, licenses and fees reflect actual expenses by segment. All other operating expenses are allocated to each segment on the basis of policy count and time studies.

See accompanying report of independent registered public accounting firm.

Schedule 6

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

Reinsurance

Years ended December 31, 2008, 2007, and 2006

(In thousands)

					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from	Net	assumed to
	amount	companies	companies	amount	net
2008:
Life insurance in force	$91,631,155	8,802,457	—	82,828,698	—
Premiums:
Life insurance	$524,997	16,366	—	508,631	—
Accident and health insurance	57,956	34,955	—	23,001	—
Annuity	249,187	—	—	249,187	—
Property and liability insurance	—	—	—	—	—
Total premiums	$832,140	51,321	—	780,819	—
2007:
Life insurance in force	$87,593,135	8,379,523	—	79,213,612	—
Premiums:
Life insurance	$509,969	14,867	—	495,102	—
Accident and health insurance	60,273	36,334	—	23,939	—
Annuity	146,854	—	—	146,854	—
Property and liability insurance	—	—	—	—	—
Total premiums	$717,096	51,201	—	665,895	—
2006:
Life insurance in force	$82,825,074	7,894,024	—	74,931,050	—
Premiums:
Life insurance	$490,345	13,053	—	477,292	—
Accident and health insurance	62,686	37,464	—	25,222	—
Annuity	201,971	—	—	201,971	—
Property and liability insurance	—	—	—	—	—
Total premiums	$755,002	50,517	—	704,485	—

See accompanying report of independent registered public accounting firm.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements(10)
All required financial statements are included in Part B.
(b)	Exhibits
	(1)	Certified resolution of the board of directors of Southern Farm Bureau Life Insurance Company (the “Company”) establishing Southern Farm Bureau Life Variable Account (the “Account”).(1)
	(2)	Not Applicable.
	(3)	Underwriting Agreement.(2)

(a) Amendments to Underwriting Agreement(4)(11)

(4)	Contract Form.(1)

(a) Form of Traditional Individual Retirement Annuity Endorsement(11)
(b) Form of Simple Individual Retirement Annuity Endorsement(11)
(c) Form of Roth Individual Retirement Annuity Endorsement(11)
(d) Form of 403(b) Annuity Endorsement(11)

(5)	Contract Application.(1)
(a) Revised Contract Application(10)
(6)	(a) Articles of Incorporation of the Company.(1)
(b) By-Laws of the Company.(1)
(7)	Not Applicable.
(8)	(a) Participation Agreement relating to Fidelity Variable Insurance Products Fund.(2)
(a)(1) Amendment to Participation Agreement(4)(8)(10)
(b) Participation Agreement relating to Fidelity Variable Insurance Products Fund II.(2)
(b)(1) Amendment to Participation Agreement(4)(8)(10)
(c) Participation Agreement relating to Fidelity Variable Insurance Products Fund III.(2)
(c)(1) Amendment to Participation Agreement(4)(8)(10)
(d) Participation Agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc.(2)
(d)(1) Amendment to Participation Agreement(4)(8)(10)
(e) Participation Agreement relating to Franklin Templeton Variable Insurance Products Trust(10)
(f) Form of Administrative Services Agreement.(2)
(g) Rule 22c-2 Shareholder Information Agreement relating to Fidelity Variable Insurance Products Funds(9)

(h) Amendment to Rule 22c Shareholder Information Agreement relating to Fidelity Variable Insurance Products Funds(11)
(i) Rule 22c-2 Shareholder Information Agreement relating to T. Rowe Price Funds(9)
(j) Rule 22c-2 Shareholder Information Agreement relating to Franklin Templeton Variable Insurance Products Trust(10)
(9)	Opinion and Consent of Joseph A. Purvis, Esquire.(11)
(10)	(a) Consent of Jorden Burt LLP.(11)
(b) Consents of KPMG LLP.(11)
(c) Opinion and Consent of Kenneth P. Johnston, FSA, MAAA, Vice President, Product Development.(11)

(11)	Not Applicable.
(12)	Not Applicable.

(13)	Powers of Attorney.(1)(3)(5)(6)(7)(8)(9)(10)(11)

(a)	Power of Attorney for J. Joseph Stroble(10)
(b)	Power of Attorney for Laurence E. Favreau(10)
(c)	Power of Attorney for Larry B. Wooten(10)
(d)	Power of Attorney for David M. Winkles, Jr.(10)
(e)	Power of Attorney for Ronald R. Anderson(10)

(f)	Power of Attorney for Gerald W. Long(11)
(g)	Power of Attorney for John Hendricks(11)

(h)	Power of Attorney for Kenneth Dierschke(10)
(i)	Power of Attorney for Ben M. Gramling, II(10)
(j)	Power of Attorney for John Hoblick(10)
(k)	Power of Attorney for Randy Veach(10)
(l)	Power of Attorney for Zippy Duvall(10)

(m)	Power of Attorney for Jim Harper(11)

(n)	Power of Attorney for Mark Edwin Haney(10)
(o)	Power of Attorney for Reggie Magee(10)
(p)	Power of Attorney for Wayne F. Pryor(10)

(q)	Power of Attorney for Rich Hillman(11)

(r)	Power of Attorney for Rick Roth(10)
(s)	Power of Attorney for David Waide(10)
(t)	Power of Attorney for Bobby Nedbalek(10)
(u)	Power of Attorney for Edward Scharer(10)
(v)	Power of Attorney for J. M. Wright, Jr.(10)

(w)	Power of Attorney for Joseph A. Purvis(10)

(1)	Incorporated herein by reference to the Initial Filing of this Form N-4 Registration Statement (File Nos. 333-79865; 811-9371) filed with the Securities and Exchange Commission on June 3, 1999.

(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on October 12, 1999.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on May 1, 2000.

(4)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on January 25, 2002.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on May 1, 2003.

(6)

Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 30, 2004.

(7)

Incorporated herein by reference to the Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on February 25, 2005.

(8)

Incorporated herein by reference to the Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 28, 2006.

(9)

Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 27, 2007.

(10)

Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 25, 2008.

(11)	Filed Herein.

Item 25. Directors and Officers of the Company

Name	Title
Ronald R. Anderson	Director
John Hoblick	Director
Gerald W. Long	Director
John Hendricks	Director
Kenneth Dierschke	Director
Ben Gramling, II	Director
Zippy Duvall	Director
Randy Veach	Director
Reggie Magee	Director
Jim Harper	Director
Mark Edwin Haney	Director
Wayne F. Pryor	Director
Rich Hillman	Director
Rick Roth	Director
David Waide	Director
Bobby Nedbalek	Director
Edward Scharer	Director
J. M. Wright, Jr.	Director
Larry B. Wooten	Chairman of the Board and President
David M. Winkles, Jr.	First Vice President and Director
J. Joseph Stroble	Executive Vice President, Chief Executive Officer
Laurence E. Favreau	Senior Vice President, Chief Financial Officer
Gino Gianfrancesco	Senior Vice President, Marketing
Randy Johns	Senior Vice President, Policy Administration and Assistant Secretary
Sherrell Ballard	Vice President, Information Systems
Denny Blaylock	Vice President, Underwriting
David N. Duddleston, M.D.	Vice President, Medical Director
Rick Fielding	Vice President, Chief Actuary
Philip R. Hogue	Vice President, Realty Investments
Kenneth P. Johnston	Vice President, Product Development
Richard D. McClure	Vice President, Claims
Lusby Brown	Vice President, Chief Investment Officer
Joseph A. Purvis	Senior Vice President, General Counsel and Secretary
E. J. “Bubby” Trosclair	Vice President, Agency
Robert E. Ward, Jr.	Vice President, Controller

Name	Title
Billy Sims	Vice President, Human Resources
Glen Castle	Vice President, Group, Pension and Variable Product Administration
Perry McGaugh	Vice President, Legal
Shelia R. Hudson	Vice President, Internal Auditing

*	The principal business address of all of the persons listed above is 1401 Livingston Lane, Jackson, Mississippi 39213.

Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Arkansas Farm Bureau Investment Corporation, Florida Farm Bureau Holding Corporation, Georgia Farm Bureau Federation Holding Co. Inc., Kentucky Farm Bureau Investment Corporation, Louisiana Farm Bureau Investment Corporation, Mississippi Farm Bureau Investment Corporation, North Carolina Farm Bureau Investment Corporation, South Carolina Farm Bureau Investment Corporation, Texas Farm Bureau Investment Corporation and Virginia Farm Bureau Holding Corporation. The Company and its affiliates are described more fully in the prospectus included in this registration statement. An organizational chart is set forth below.

Name	Jurisdiction	Percent Of Voting Securities Owned
Arkansas Farm Bureau Investment Corporation	Arkansas	Controlling interest owned by Arkansas Farm Bureau Federation
Florida Farm Bureau Holding Corporation	Florida	Controlling interest owned by Florida Farm Bureau Federation
Georgia Farm Bureau Federation Holding Co., Inc.	Georgia	Controlling interest owned by Georgia Farm Bureau Federation
Kentucky Farm Bureau Investment Corporation	Kentucky	Controlling Interest owned by Kentucky Farm Bureau Federation
Louisiana Farm Bureau Investment Corporation	Louisiana	Controlling Interest owned by Louisiana Farm Bureau Federation
Mississippi Farm Bureau Investment Corporation	Mississippi	Controlling Interest Owned by Mississippi Farm Bureau Federation
North Carolina Farm Bureau Investment Corporation	North Carolina	Controlling Interest Owned by North Carolina Farm Bureau Federation
South Carolina Farm Bureau Investment Corporation	South Carolina	Controlling Interest Owned by South Carolina Farm Bureau Federation
Texas Farm Bureau Investment Corporation	Texas	Controlling Interest Owned by Texas Farm Bureau
Virginia Farm Bureau Holding Corporation	Virginia	Controlling Interest Owned by Virginia Farm Bureau Federation

Name	Jurisdiction	Percent Of Voting Securities Owned
Southern Farm Bureau Life Insurance Company	Mississippi

10% of voting securities owned by each of the following:

- Arkansas Farm Bureau Investment Corporation

- Florida Farm Bureau Holding Corporation

- Georgia Farm Bureau Federation Holding Co., Inc.

- Kentucky Farm Bureau Investment Corporation

- Louisiana Farm Bureau Investment Corporation

- Mississippi Farm Bureau Investment Corporation

- North Carolina Farm Bureau Investment Corporation

- South Carolina Farm Bureau Investment Corporation

- Texas Farm Bureau Investment Corporation

- Virginia Farm Bureau Holding Corporation

Southern Capital Life Insurance Company	Mississippi	Ownership of all voting securities by Southern Farm Bureau Life Insurance Company
Southern Farm Bureau Fund Distributor, Inc.	Mississippi	Ownership of all voting securities by Southern Farm Bureau Life Insurance Company
Oakwood Holdings, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Baycastle Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.
Annandale Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.
Cypress Lake Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.
MR Properties, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Knoxville-Kingston, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Hou-Hempstead, LLC	Texas	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Baton Rouge-Perkins, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Destin-Poinciana, LLC	Florida	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Pearl-Hwy 80, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Name	Jurisdiction	Percent Of Voting Securities Owned
Lafayette-Pinhook, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
New Orleans-Baronne, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Knoxville-Maynardville, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Covington-Holiday, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Ft. Lauderdale-Broward, LLC	Florida	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Chattanooga-Lee, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Jackson-Old Canton, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Jackson-Echelon, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Memphis-Colony, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Hudson-Hwy 321, LLC	North Carolina	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Waldwick-North, LLC	New Jersey	100% of ownership interest held by Southern Farm Bureau Life Insurance Company
Westwood Alpha Limited Partnership	Virginia	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner
Southern Capital Brokerage Company, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Item 27. Number of Contract Owners

As of February 28, 2009, there were 6,915 Contract Owners.

Item 28. Indemnification

Article XII of the Company’s By-Laws provides for the indemnification by the Company to the maximum extent allowed by Mississippi law, of any director or officer thereof, who is made party to any suit or proceeding because he is or was a director or officer, provided that the director or officer has met the standard of conduct set out in Mississippi Code of 1972 Annotated Section 79-4-8.51(a-d), and indemnification is not otherwise provided for by any insurance coverage available to such director or officer. Article XII also provides that if there is any question as to whether a director or officer has met the applicable standard of conduct, the same will be determined by an independent special legal counsel selected by the Board of Directors.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Southern Farm Bureau Fund Distributor, Inc. currently is principal underwriter of Southern Farm Bureau Life Variable Life Account in addition to the registrant.

(b) Officers and Directors of Southern Farm Bureau Fund Distributor, Inc.

Name and Principal Business Address*	Positions and Offices
Laurence Edmond Favreau	President and Treasurer
Joseph A. Purvis	General Counsel and Secretary
Glen Castle	Vice President and Assistant Secretary
John Hoblick	Director
Ronald Roy Anderson	Director
Zippy Duvall	Director
Gerald W. Long	Director
John Hendricks	Director
Kenneth Dierschke	Director
Reggie Magee	Director
Ben Martin Gramling II,	Director
Bobby Nedbalek	Director
Randy Veach	Director
Edward Scharer	Director
Jim Harper	Director
Mark Edwin Haney	Director
Wayne F. Pryor	Director
Rich Hillman	Director
Rick Roth	Director
David Waide	Director
David Milton Winkles, Jr.	Director
Larry B. Wooten	Director
John Milton Wright, Jr.	Director

*	The principal business address of all of the persons listed above is 1401 Livingston Lane, Jackson, Mississippi 39213.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Compensation
Southern Farm Bureau Fund Distributor, Inc.	$1,022,619	NA	NA	$144,134*

*

Southern Farm Bureau Fund Distributor, Inc. received compensation from the Company for underwriting and distribution services in an amount equal to 0.50% of premiums paid and received under Contracts sold.

Item 30. Location of Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1401 Livingston Lane, Jackson, Mississippi 39213.

Item 31. Management Services

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings and Representations

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) Southern Farm Bureau Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Southern Farm Bureau Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Southern Farm Bureau Life Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Jackson, and State of Mississippi on this 20th day of April, 2009.

SOUTHERN FARM BUREAU LIFE VARIABLE
ACCOUNT (REGISTRANT)

By:	/s/ J. JOSEPH STROBLE
J. Joseph Stroble
Executive Vice President
and Chief Executive Officer
Southern Farm Bureau Life
Insurance Company

By:	SOUTHERN FARM BUREAU LIFE INSURANCE
COMPANY (DEPOSITOR)

By:	/s/ J. JOSEPH STROBLE
J. Joseph Stroble
Executive Vice President
and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ J. JOSEPH STROBLE	Executive Vice President, Chief Executive	April 20, 2009
J. Joseph Stroble	Officer [Principal Executive Officer]

/s/ LAURENCE E. FAVREAU	Senior Vice President, Chief Financial Officer [Principal Financial Officer] [Principal	April 20, 2009
Laurence E. Favreau	Accounting Officer]

/s/ *	President and Chairman of the Board	April 20, 2009
Larry B. Wooten

/s/ *	First Vice President and Director	April 20, 2009
David M. Winkles, Jr.

/s/ *	Director	April 20, 2009
Ronald R. Anderson

/s/ *	Director	April 20, 2009
Gerald W. Long

/s/ *	Director	April 20, 2009
John Hendricks

Signature	Title	Date

/s/ *	Director	April 20, 2009
Kenneth Dierschke

/s/ *	Director	April 20, 2009
Ben Gramling, II

/s/ *	Director	April 20, 2009
John Hoblick

/s/ *	Director	April 20, 2009
Randy Veach

/s/ *	Director	April 20, 2009
Zippy Duvall

/s/ *	Director	April 20, 2009
Jim Harper

/s/ *	Director	April 20, 2009
Mark Edwin Haney

/s/ *	Director	April 20, 2009
Reggie Magee

/s/ *	Director	April 20, 2009
Wayne F. Pryor

/s/ *	Director	April 20, 2009
Rich Hillman

/s/ *	Director	April 20, 2009
Rick Roth

/s/ *	Director	April 20, 2009
David Waide

/s/ *	Director	April 20, 2009
Bobby Nedbalek

/s/ *	Director	April 20, 2009
Edward Scharer

/s/ *	Director	April 20, 2009
J.M. Wright, Jr.

*By: /s/ Joseph A. Purvis		April 20, 2009
Joseph A. Purvis
Attorney-In-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

24(b)(3)(a)	Amendments to Underwriting Agreement
24(b)(4)(a)	Form of Traditional Individual Retirement Annuity Endorsement
24(b)(4)(b)	Form of Simple Individual Retirement Annuity Endorsement
24(b)(4)(c)	Form of Roth Individual Retirement Annuity Endorsement
24(b)(4)(d)	Form of 403(b) Annuity Endorsement
24(b)(8)(h)	Amendment to Rule 22c-2 Shareholder Information Agreement
24(b)(9)	Opinion and Consent of Joseph A. Purvis
24(b)(10)(a)	Consent of Jorden Burt LLP
24(b)(10)(b)	Consents of KPMG LLP
24(b)(10)(c)	Opinion and Consent of Kenneth P. Johnston
24(b)(13)(f)	Power of Attorney for Gerald W. Long
24(b)(13)(g)	Power of Attorney for John Hendricks
24(b)(13)(m)	Power of Attorney for Jim Harper
24(b)(13)(q)	Power of Attorney for Rich Hillman